UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Cash Management Funds Treasury Fund Prime Fund Tax-Exempt Fund

Semiannual Report April 30, 2006

Contents

Shareholder Expense Example	3
Investment Changes, Schedules of Investments &
Financial Statements
Treasury Fund	6
Prime Fund	16
Tax Exempt Fund	34
Notes to the Financial Statements	75
Proxy Voting Results	84
Board Approval of Investment Advisory Contracts
and Management Fees	86

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government.
Prime Fund invests in a broad range of money market securities. Tax Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3 Semiannual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,018.40	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,017.10	$ 4.75
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Advisor B Class
Actual	$ 1,000.00	$ 1,014.60	$ 7.24
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Advisor C Class
Actual	$ 1,000.00	$ 1,014.60	$ 7.24
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,019.00	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,017.70	$ 4.75
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Tax Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,012.30	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,011.00	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax-Free Money Market
Fund
Actual	$ 1,000.00	$ 1,013.50	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

		Annualized
		Expense Ratio
Treasury
Daily Money Class		70%
Capital Reserves Class		95%
Advisor B Class		1.45%
Advisor C Class		1.45%

Semiannual Report	4

Annualized
Expense Ratio
Prime
Daily Money Class	70%
Capital Reserves Class	95%
Tax Exempt
Daily Money Class	70%
Capital Reserves Class	95%
Fidelity Tax Free Money Market Fund	45%

5 Semiannual Report

Treasury Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	94.5	95.3	98.8
31 – 90	2.7	0.0	0.0
91 – 180	1.7	3.7	1.2
181 – 397	1.1	1.0	0.0
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Treasury Fund	11 Days	8 Days	5 Days
All Taxable Money Market
Funds Average*	38 Days	35 Days	36 Days

*Source: iMoneyNet, Inc.

Semiannual Report 6

Treasury Fund
Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Treasury Obligations 5.3%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – 4.4%
5/25/06	4.51%	$ 20,000	$ 19,941
7/27/06	4.45	40,000	39,578
8/3/06	4.50	38,565	38,122
			97,641
U.S. Treasury Notes – 0.9%
6/30/06	4.20	20,000	19,951
TOTAL U.S. TREASURY OBLIGATIONS			117,592

Repurchase Agreements 93.8%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury
Obligations) dated 4/28/06 due 5/1/06 At:
4.69% (a)		$ 52,644	52,623
4.72% (a)		1,917,108	1,916,354
With Merrill Lynch Government Securities, Inc. At:
4.77%, dated 4/26/06 due 5/10/06 (Collateralized by
U.S. Treasury Obligations valued at $105,092,820,
0.02% – 3.88%, 7/15/12 – 4/15/32)		102,189	102,000
5.1%, dated 3/30/06 due 3/30/07 (Collateralized by
U.S. Treasury Obligations valued at $25,857,304,
2%, 1/15/14)		26,293	25,000
TOTAL REPURCHASE AGREEMENTS			2,095,977

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $2,213,569)			2,213,569

NET OTHER ASSETS – 0.9%			20,030
NET ASSETS 100%			$ 2,233,599

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Treasury Fund Investments (Unaudited) continued

Legend (a) Additional information on each counter- party to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$52,623,000 due
5/1/06 at 4.69%
Banc of America
Securities LLC	$ 7,352
Barclays Capital Inc.	17,056
Deutsche Bank Securities
Inc.	19,409
State Street Bank and
Trust Company	8,806
$ 52,623

$1,916,354,000 due
5/1/06 at 4.72%
Barclays Capital Inc.	$ 106,313
Bear Stearns & Co. Inc.	418,507
Credit Suisse First Boston
LLC	418,507
Deutsche Bank Securities
Inc.	52,313
HSBC Securities (USA),
Inc.	209,253
J.P. Morgan Securities,
Inc.	313,880
Merrill Lynch Pierce
Fenner & Smith	397,581
$ 1,916,354

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $97,000 of which $48,000 and $49,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Treasury Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $2,095,977)
See accompanying schedule:
Unaffiliated issuers (cost $2,213,569)		$ 2,213,569
Receivable for fund shares sold		52,044
Interest receivable		1,141
Prepaid expenses		6
Receivable from investment adviser for expense reductions		236
Total assets		2,266,996

Liabilities
Payable for fund shares redeemed	$ 31,099
Distributions payable	688
Accrued management fee	444
Distribution fees payable	759
Other affiliated payables	384
Other payables and accrued expenses	23
Total liabilities		33,397

Net Assets		$ 2,233,599
Net Assets consist of:
Paid in capital		$ 2,233,640
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on
investments		(91)
Net Assets		$ 2,233,599
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($1,055,947 ÷ 1,056,078 shares)		$ 1.00

Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($1,008,747 ÷ 1,008,611 shares)		$ 1.00

Advisor B Class:
Net Asset Value and offering price per share
($81,175 ÷ 81,194 shares)A		$ 1.00

Advisor C Class:
Net Asset Value and offering price per share
($87,730 ÷ 87,744 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Treasury Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 43,662

Expenses
Management fee	$ 2,505
Transfer agent fees	2,030
Distribution fees	4,285
Accounting fees and expenses	103
Independent trustees’ compensation	4
Custodian fees and expenses	2
Registration fees	485
Audit	25
Legal	3
Miscellaneous	49
Total expenses before reductions	9,491
Expense reductions	(763)	8,728

Net investment income		34,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6
Net increase in net assets resulting from operations		$ 34,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,934	$ 39,027
Net realized gain (loss)	6	(22)
Net increase in net assets resulting from operations	34,940	39,005
Distributions to shareholders from net investment income	(34,936)	(39,017)
Share transactions - net increase (decrease)	270,325	1,626
Total increase (decrease) in net assets	270,329	1,614

Net Assets
Beginning of period	1,963,270	1,961,656
End of period (including undistributed net investment
income of $50 and undistributed net investment
income of $52, respectively)	$ 2,233,599	$ 1,963,270

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Highlights Daily Money Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	018	.021	.005	.005	.013	.041
Distributions from
net investment
income	(.018)	(.021)	(.005)	(.005)	(.013)	(.041)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.84%	2.16%	.51%	.55%	1.28%	4.19%
Ratios to Average Net AssetsD
Expenses
before
reductions	.77%A	.74%	.75%	.75%	.73%	.77%
Expenses net of
fee waivers,
if any	.70%A	.70%	.70%	.70%	.70%	.70%
Expenses net of
all reductions	.70%A	.70%	.70%	.70%	.70%	.70%
Net investment
income	3.68%A	2.14%	.50%	.56%	1.27%	4.08%
Supplemental Data
Net assets, end
of period
(in millions)	$ 1,056	$ 982	$ 1,010	$ 1,151	$ 1,373	$ 1,452

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Financial Highlights Capital Reserves Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.017	.019	.003	.003	.010	.039
Distributions from
net investment
income	(.017)	(.019)	(.003)	(.003)	(.010)	(.039)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.71%	1.91%	.26%	.31%	1.03%	3.93%
Ratios to Average Net AssetsD
Expenses
before
reductions .	1.03%A	.99%	.99%	1.00%	.98%	1.02%
Expenses net of
fee waivers,
if any	.95%A	.95%	.95%	.94%	.95%	.95%
Expenses net of
all reductions	.95%A	.95%	.95%	.94%	.95%	.95%
Net investment
income	3.43%A	1.89%	.25%	.31%	1.04%	3.83%
Supplemental Data
Net assets, end
of period
(in millions)	$ 1,009	$ 764	$ 674	$ 852	$ 946	$ 1,159

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Highlights Advisor B Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.015	.014	.001	.001	.005	.034
Distributions from
net investment
income	(.015)	(.014)	(.001)	(.001)	(.005)	(.034)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D .	1.46%	1.40%	.12%	.11%	.53%	3.42%
Ratios to Average Net AssetsE
Expenses
before
reductions .	1.52%A	1.49%	1.49%	1.50%	1.48%	1.51%
Expenses net of
fee waivers,
if any	1.45%A	1.45%	1.07%	1.15%	1.45%	1.45%
Expenses net of
all reductions	1.45%A	1.45%	1.07%	1.15%	1.45%	1.45%
Net investment
income	2.93%A	1.39%	.12%	.12%	.52%	3.11%
Supplemental Data
Net assets, end
of period
(in millions)	$ 81	$ 112	$ 161	$ 229	$ 301	$ 238

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Advisor C Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.015	.014	.001	.001	.005	.034
Distributions from
net investment
income	(.015)	(.014)	(.001)	(.001)	(.005)	(.034)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D .	1.46%	1.40%	.12%	.11%	.52%	3.42%
Ratios to Average Net AssetsE
Expenses
before
reductions .	1.53%A	1.49%	1.50%	1.50%	1.48%	1.51%
Expenses net of
fee waivers,
if any	1.45%A	1.45%	1.10%	1.15%	1.45%	1.45%
Expenses net of
all reductions	1.45%A	1.45%	1.10%	1.15%	1.45%	1.45%
Net investment
income	2.94%A	1.39%	.10%	.12%	.50%	3.22%
Supplemental Data
Net assets, end
of period
(in millions)	$ 88	$ 105	$ 117	$ 110	$ 148	$ 107

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Prime Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	73.4	68.6	61.5
31 – 90	19.5	26.0	29.1
91 – 180	1.9	2.7	8.5
181 – 397	5.2	2.7	0.9
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Prime Fund	36 Days	30 Days	34 Days
All Taxable Money Market
Funds AverageA	38 Days	35 Days	36 Days

A Source: iMoneyNet, Inc.

Semiannual Report 16

Prime Fund
Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Certificates of Deposit 26.2%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – 9.5%
Calyon
7/18/06	4.00%	$ 50,000	$ 50,000
10/4/06	4.40	52,000	52,000
11/10/06	4.93	50,000	50,000
2/12/07	5.00	70,000	70,000
Credit Agricole SA
7/17/06	4.00	45,000	45,000
7/18/06	4.00	50,000	50,000
7/19/06	4.00	50,000	50,000
12/27/06	5.10	50,000	50,000
1/10/07	5.20	25,000	25,000
Credit Industriel et Commercial
6/8/06	4.75	50,000	50,000
9/11/06	5.01	25,000	25,000
9/29/06	5.08	25,000	25,000
11/7/06	4.76	100,000	100,000
3/30/07	5.22	45,000	45,000
Deutsche Bank AG
1/30/07	4.86	75,000	75,000
Landesbank Hessen-Thuringen
8/7/06	4.81	50,000	50,000
Societe Generale
5/10/06	4.80	205,000	205,000
8/18/06	4.25	50,000	50,000
12/6/06	4.80	25,000	25,000
2/2/07	4.90	25,000	25,000
Unicredito Italiano Spa
5/17/06	4.79	165,000	165,000
5/19/06	4.87	10,000	9,999
			1,291,999
New York Branch, Yankee Dollar, Foreign Banks – 16.7%
Barclays Bank PLC
5/10/06	4.80	375,000	374,993
6/29/06	5.05 (b)	90,000	90,000
BNP Paribas SA
10/30/06	4.81	75,000	75,000
11/3/06	4.86	25,000	25,000
11/8/06	4.93	50,000	50,000
12/27/06	5.10	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Prime Fund
Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Canadian Imperial Bank of Commerce
5/15/06	4.98% (c)	$ 85,000	$ 85,000
5/23/06	4.93 (c)	100,000	100,000
Credit Industriel et Commercial
6/28/06	4.27	50,000	50,000
Credit Suisse First Boston New York Branch
5/10/06	4.82	150,000	150,000
5/19/06	4.89 (c)	65,000	65,000
6/26/06	4.93 (c)	100,000	100,000
7/19/06	5.05 (c)	75,000	75,000
Deutsche Bank AG
6/5/06	4.80 (c)	75,000	75,000
2/5/07	4.90	25,000	25,000
2/27/07	5.09	50,000	50,000
Dresdner Bank AG
5/9/06	4.81	55,000	55,000
DZ Bank AG Deutsche Genosbank
7/5/06	5.00	35,000	35,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	95,000	95,000
5/10/06	4.83	95,000	95,000
5/10/06	4.85	9,000	9,000
6/29/06	5.08 (b)	92,000	92,000
6/30/06	5.08 (b)	91,000	91,000
Royal Bank of Scotland PLC
10/27/06	4.90	25,000	24,982
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (c)	150,000	149,996
Sumitomo Mitsui Banking Corp.
5/4/06	4.81	55,000	55,000
5/8/06	4.82	37,000	37,000
5/10/06	4.82	18,000	18,000
5/19/06	4.90	18,000	18,000
Unicredito Italiano Spa
5/12/06	4.69 (c)	95,000	95,000
			2,284,971

TOTAL CERTIFICATES OF DEPOSIT			3,576,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Commercial Paper 29.4%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Aquifer Funding LLC
5/3/06	4.83%	$ 29,000	$ 28,992
5/5/06	4.83	104,000	103,944
Bavaria TRR Corp.
5/1/06	4.90	43,000	43,000
5/2/06	4.82	5,000	4,999
5/3/06	4.82	95,000	94,975
5/5/06	4.81	40,000	39,979
5/8/06	4.83	20,000	19,981
5/22/06	4.92	60,000	59,828
5/25/06	4.96	90,000	89,704
Capital One Multi-Asset Execution Trust
5/10/06	4.84	5,000	4,994
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/8/06	4.81	10,000	9,991
5/10/06	4.82	20,000	19,976
5/11/06	4.82	25,000	24,967
5/12/06	4.83	25,000	24,963
Citigroup Funding, Inc.
5/4/06	4.82	15,000	14,994
5/12/06	4.84	55,000	54,919
5/30/06	5.00	15,000	14,940
6/27/06	5.04	20,000	19,842
6/28/06	5.04	25,000	24,799
7/19/06	5.05	15,000	14,836
Clipper Receivables LLC
5/18/06	4.88	15,000	14,966
Credit Suisse First Boston New York Branch
5/4/06	4.80	140,000	139,944
5/22/06	4.90	169,000	168,519
Cullinan Finance Corp.
5/8/06	4.69 (a)	8,000	7,993
DZ Bank AG
7/24/06	5.07	65,000	64,242
Emerald (MBNA Credit Card Master Note Trust)
5/1/06	4.81	30,000	30,000
5/2/06	4.69	26,000	25,997
5/8/06	4.78	28,250	28,224
5/8/06	4.82	109,500	109,398
5/23/06	4.91	30,000	29,911
5/24/06	4.88	15,000	14,954
7/6/06	5.00	35,000	34,683

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Prime Fund
Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Emerald (MBNA Credit Card Master Note Trust) – continued
7/7/06	5.00%	$ 15,000	$ 14,862
7/11/06	5.04	24,000	23,764
FCAR Owner Trust
5/4/06	4.80	70,000	69,972
5/8/06	4.81	325,000	324,697
5/15/06	4.77	15,000	14,972
6/2/06	4.81	32,000	31,865
7/25/06	4.75	24,125	23,861
Giro Funding US Corp.
5/2/06	4.81	7,645	7,644
5/2/06	4.82	13,936	13,934
5/3/06	4.81	30,000	29,992
5/8/06	4.69	17,000	16,985
5/24/06	4.95	90,000	89,717
6/15/06	4.91	15,000	14,909
Grampian Funding LLC
5/11/06	4.82	80,000	79,893
Liberty Street Funding Corp.
5/18/06	4.88	25,000	24,943
Market Street Funding Corp.
5/4/06	4.76	165,000	164,935
Monument Gardens Funding
5/2/06	4.88	10,000	9,999
5/22/06	4.77	10,000	9,973
5/22/06	4.93	75,000	74,785
5/23/06	4.79	10,000	9,971
5/23/06	4.80	5,000	4,986
Motown Notes Program
5/2/06	4.68	8,000	7,999
5/3/06	4.70	30,000	29,992
5/5/06	4.71	40,000	39,979
5/8/06	4.84	10,000	9,991
5/17/06	4.85	10,000	9,979
6/5/06	4.87	25,000	24,883
6/16/06	5.05	10,000	9,936
7/5/06	5.00	11,000	10,902
7/5/06	5.01	60,000	59,464
7/6/06	5.01	30,000	29,728
Paradigm Funding LLC
5/3/06	4.80	20,000	19,995
5/4/06	4.81	28,000	27,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Paradigm Funding LLC – continued
5/10/06	4.81%	$ 15,000	$ 14,982
Park Granada LLC
5/1/06	4.72	5,000	5,000
5/1/06	4.74	25,000	25,000
5/8/06	4.82	5,000	4,995
Park Sienna LLC
5/1/06	4.87	35,000	35,000
5/5/06	4.88	20,000	19,989
5/9/06	4.81	85,132	85,042
5/10/06	4.82	10,000	9,988
5/25/06	4.95	25,000	24,918
5/30/06	5.01	100,448	100,044
6/9/06	5.00	35,000	34,812
Scaldis Capital LLC
5/25/06	4.94	25,000	24,918
Strand Capital LLC
5/5/06	4.81	25,000	24,987
5/10/06	4.71	10,000	9,988
5/15/06	4.73	10,000	9,982
6/23/06	5.05	20,000	19,852
7/5/06	5.00	15,000	14,866
7/6/06	5.02	8,000	7,927
7/7/06	5.00	10,000	9,908
Stratford Receivables Co. LLC
5/3/06	4.82	25,000	24,993
5/8/06	4.83	10,000	9,991
5/9/06	4.83	10,000	9,989
5/10/06	4.81	40,000	39,952
5/11/06	4.86	10,000	9,987
5/12/06	4.84	25,000	24,963
5/15/06	4.79	40,000	39,926
5/15/06	4.86	15,000	14,972
5/18/06	4.87	15,000	14,966
5/18/06	4.89	22,000	21,949
5/23/06	4.93	120,000	119,640
5/24/06	4.92	15,000	14,953
5/24/06	4.95	223,474	222,771
5/26/06	5.01	21,444	21,370
6/7/06	4.96	15,000	14,924
6/26/06	5.05	80,000	79,377
7/17/06	5.05	55,000	54,414

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Prime Fund
Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Thames Asset Global Securities No. 1, Inc.
5/22/06	4.90%	$ 5,000	$ 4,986
5/22/06	4.91	30,000	29,915
Variable Funding Capital Co. LLC
5/19/06	4.90 (a)	35,000	34,915
TOTAL COMMERCIAL PAPER			4,012,101

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills – 0.2%
8/3/06	4.53	25,000	24,711

Bank Notes 0.1%

M&I Marshall & Ilsley Bank
5/15/06	4.88 (c)	11,000	11,000

Master Notes 2.3%

Goldman Sachs Group, Inc.
5/8/06	4.90 (c)(e)	32,000	32,000
5/9/06	4.90 (c)(e)	80,000	80,000
5/10/06	4.91 (c)(e)	69,000	69,000
5/11/06	4.91 (c)(e)	7,000	7,000
5/13/06	4.79 (c)(e)	133,000	133,000
TOTAL MASTER NOTES			321,000

Medium Term Notes 22.0%

AIG Matched Funding Corp.
6/15/06	4.93 (c)	70,000	70,000
7/3/06	5.00 (c)	60,000	60,000
7/11/06	5.04 (c)	60,000	60,000
7/24/06	5.10 (c)	65,000	65,000
Allstate Life Global Funding II
5/8/06	4.90 (a)(c)	10,000	10,000
5/15/06	4.92 (a)(c)	10,000	10,000
5/15/06	4.96 (a)(c)	10,000	10,000
5/30/06	4.98 (a)(c)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
American Express Credit Corp.
5/5/06	4.93% (c)	$ 50,000	$ 50,004
ASIF Global Financing XXX
5/23/06	4.96 (a)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
5/23/06	4.93 (a)(c)	40,000	40,000
Bayerische Landesbank Girozentrale
5/19/06	4.78 (c)	90,000	90,000
7/17/06	5.05 (c)	100,000	100,000
BMW U.S. Capital LLC
5/15/06	4.90 (c)	17,000	17,000
BNP Paribas SA
5/26/06	4.94 (a)(c)	75,000	75,000
Commonwealth Bank of Australia
5/24/06	4.92 (c)	33,000	33,000
Cullinan Finance Corp.
5/25/06	4.92 (a)(c)	15,000	14,999
Eli Lilly Services, Inc.
5/2/06	4.80 (a)(c)	30,000	30,000
GE Capital Assurance Co.
5/2/06	4.91 (c)(e)	25,000	25,000
General Electric Capital Corp.
5/8/06	4.86 (c)	140,000	140,000
5/9/06	4.95 (c)	93,500	93,517
5/17/06	5.00 (c)	100,000	100,017
Genworth Life Insurance Co.
5/1/06	4.91 (c)(e)	20,000	20,000
Hartford Life Global Funding Trust
5/15/06	4.92 (c)	40,000	40,000
HBOS Treasury Services PLC
5/22/06	4.84 (a)(c)	10,000	10,003
6/26/06	5.00 (c)	85,000	85,000
HSBC Finance Corp.
5/24/06	4.98 (c)	45,000	45,000
HSBC USA, Inc.
5/15/06	4.88 (c)	50,000	50,000
HSH Nordbank AG
5/23/06	4.95 (a)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(e)	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Prime Fund
Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
K2 (USA) LLC
5/2/06	4.81% (a)(c)	$ 6,000	$ 6,000
MBIA Global Funding LLC
7/17/06	5.03 (a)(c)	20,000	20,000
Merrill Lynch & Co., Inc.
5/4/06	4.89 (c)	27,000	27,020
5/15/06	4.88 (c)	72,000	72,000
Metropolitan Life Insurance Co.
5/8/06	4.85 (a)(c)	32,148	32,148
Morgan Stanley
5/1/06	4.94 (c)	14,000	14,000
5/4/06	4.89 (c)	20,000	20,000
5/15/06	4.93 (c)	33,000	33,000
5/30/06	5.06 (c)	57,000	57,001
Nordea Bank AB
5/9/06	4.83 (a)(c)	35,000	35,000
5/11/06	4.83 (a)(c)	29,000	29,002
Pacific Life Global Funding
5/15/06	4.90 (c)	5,000	5,000
RACERS
5/22/06	4.97 (a)(c)	95,000	95,000
Royal Bank of Canada
5/10/06	4.88 (c)	10,000	10,000
Royal Bank of Scotland PLC
5/22/06	4.92 (a)(c)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (a)	30,555	30,565
Security Life of Denver Insurance Co.
5/30/06	4.89 (c)(e)	18,000	18,000
SLM Corp.
5/2/06	4.88 (a)(c)	50,000	50,000
Societe Generale
5/2/06	4.80 (a)(c)	44,000	44,000
SunTrust Bank, Georgia
6/12/06	4.84 (c)	100,000	99,999
Travelers Insurance Co.
5/17/06	4.85 (c)(e)	15,000	15,000
5/19/06	4.86 (c)(e)	5,000	5,000
7/1/06	4.92 (c)(e)	25,000	25,000
Wachovia Asset Securitization Issuance LLC
5/25/06	4.95 (a)(c)	14,182	14,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Washington Mutual Bank FA
5/15/06	4.88% (c)	$ 18,000	$ 18,000
5/24/06	4.93 (c)	40,000	40,000
Washington Mutual Bank, California
5/24/06	5.09 (c)	95,000	95,000
5/31/06	4.74 (c)	55,000	55,000
6/20/06	4.91 (c)	66,000	66,000
7/26/06	4.98 (c)	90,000	89,999
Wells Fargo & Co.
5/2/06	4.88 (c)	35,000	35,000
5/15/06	4.89 (c)	100,000	100,000
WestLB AG
5/10/06	4.89 (a)(c)	49,000	49,000
6/30/06	4.99 (a)(c)	53,000	53,000
Westpac Banking Corp.
6/12/06	4.93 (c)	20,000	20,000
White Pine Finance LLC
5/10/06	4.68 (a)(c)	40,000	39,996
TOTAL MEDIUM TERM NOTES			2,998,452

Short Term Notes 1.9%

Hartford Life Insurance Co.
6/1/06	4.97 (c)(e)	20,000	20,000
Jackson National Life Insurance Co.
7/1/06	5.13 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
5/2/06	4.84 (c)(e)	10,000	10,000
5/30/06	5.10 (a)(c)	15,000	15,000
7/3/06	5.11 (c)(e)	35,000	35,000
Monumental Life Insurance Co.
5/2/06	4.97 (c)(e)	18,000	18,000
5/2/06	5.00 (c)(e)	20,000	20,000
New York Life Insurance Co.
6/30/06	5.06 (c)(e)	75,000	75,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (c)(e)	40,000	40,000
TOTAL SHORT TERM NOTES			258,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Prime Fund
Investments (Unaudited) continued

Asset Backed Securities 0.2%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Wind Master Trust Notes
9/25/06	4.96% (a)(c)	$ 11,000	$ 11,000
Wind Trust
2/25/07	4.96 (a)(c)	12,000	12,000
TOTAL ASSET BACKED SECURITIES			23,000

Municipal Securities 0.4%

Mississippi Gen. Oblig. (Nissan Proj.) Series B, 4.9%
(Liquidity Facility Dexia Cr. Local de France),
VRDN 5/5/06 (c)		56,825	56,825

Repurchase Agreements 19.6%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by
U.S. Government Obligations) dated 4/28/06
due 5/1/06 At:
4.78%		$ 47,464	47,445
4.81%		147,115	147,056
With:
Banc of America Securities LLC At 4.93%, dated 4/28/06
due 5/1/06 (Collateralized by Mortgage Loan
Obligations valued at $426,300,000, 0% – 7.57%,
5/19/07 – 4/25/46)		406,167	406,000
Barclays Capital, Inc. At 4.99%, dated 4/28/06 due
5/1/06 (Collateralized by Equity Securities valued at
$210,000,024)		200,083	200,000
Citigroup Global Markets, Inc. At 4.88%, dated 4/28/06
due 5/1/06 (Collateralized by Commercial Paper
Obligations valued at $510,000,001, 0%, 5/2/06 -
6/16/06)		500,203	500,000
Goldman Sachs & Co. At 4.98%, dated:
2/22/06 due 5/23/06 (Collateralized by Mortgage
Loan Obligations valued at $290,700,001, 3.37% –
8.46%, 8/20/09 – 3/15/46) (c)(d)		288,548	285,000
4/28/06 due 5/1/06 (Collateralized by Corporate
Obligations valued at $80,580,000, 5.7% – 8.76%,
5/15/06 – 1/25/36)		79,033	79,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
Lehman Brothers, Inc. At 5%, dated 4/28/06 due 5/1/06
(Collateralized by Equity Securities valued at
$524,828,066)	$ 500,208	$ 500,000
Merrill Lynch, Pierce, Fenner & Smith At 4.98%, dated
4/28/06 due 5/1/06 (Collateralized by Equity
Securities valued at $535,864,812)	519,215	519,000
TOTAL REPURCHASE AGREEMENTS		2,683,501

TOTAL INVESTMENT PORTFOLIO 102.3%
(Cost $13,965,560)		13,965,560

NET OTHER ASSETS – (2.3)%		(310,499)
NET ASSETS 100%		$ 13,655,061

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $990,803,000
or 7.3% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(d) The maturity amount is based on the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Prime Fund Investments (Unaudited) continued

(e) Restricted securities Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $697,000,000
or 5.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
GE Capital
Assurance Co.
4.91%, 5/2/06	7/28/05	$ 25,000
Genworth Life
Insurance Co.
4.91%, 5/1/06	4/3/06	$ 20,000
Goldman Sachs
Group, Inc.:
4.79%, 5/13/06	8/11/04	$ 133,000
4.9%, 5/8/06	10/6/05	$ 32,000
4.9%, 5/9/06	1/9/06	$ 80,000
4.91%, 5/10/06	11/10/05	$ 69,000
4.91%, 5/11/06	10/11/05	$ 7,000
Hartford Life
Insurance Co.
4.97%, 6/1/06	12/16/03	$ 20,000
ING USA Annuity
& Life Insurance
Co. 5.03%,
6/26/06	6/23/05	$ 25,000
Jackson National
Life Insurance Co.
5.13%, 7/1/06	3/31/03	$ 25,000
Metropolitan Life
Insurance Co.:
4.84%, 5/2/06	2/24/03	$ 10,000
5.11%, 7/3/06	3/26/02	$ 35,000

	Acquisition	Cost
Security	Date	(000s)
Monumental Life
Insurance Co.:	7/31/98 -
4.97%, 5/2/06	9/17/98	$ 18,000
5%, 5/2/06	3/12/99	$ 20,000
New York Life
Insurance Co.
5.06%, 6/30/06	2/28/02	$ 75,000
Security Life of
Denver Insurance
Co. 4.89%,
5/30/06	8/26/05	$ 18,000
Transamerica
Occidental Life
Insurance Co.
4.85%, 5/2/06	4/28/00	$ 40,000
Travelers
Insurance Co.:
4.85%, 5/17/06	5/17/05	$ 15,000
4.86%, 5/19/06	8/18/05	$ 5,000
4.92%, 7/1/06	3/31/06	$ 25,000

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $519,000 of which $381,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Prime Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $2,683,501)
See accompanying schedule:
Unaffiliated issuers (cost $13,965,560)		$ 13,965,560
Cash		303
Receivable for investments sold		22,500
Receivable for fund shares sold		252,676
Interest receivable		49,142
Prepaid expenses		36
Receivable from investment adviser for expense reductions		648
Other affiliated receivables		59
Total assets		14,290,924

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 273,000
Payable for fund shares redeemed	351,436
Distributions payable	1,299
Accrued management fee	2,870
Distribution fees payable	4,537
Other affiliated payables	2,528
Other payables and accrued expenses	193
Total liabilities		635,863

Net Assets		$ 13,655,061
Net Assets consist of:
Paid in capital		$ 13,655,550
Distributions in excess of net investment income		(139)
Accumulated undistributed net realized gain (loss) on
investments		(350)
Net Assets		$ 13,655,061
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($5,730,217 ÷ 5,730,464 shares)		$ 1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($7,924,844 ÷ 7,924,771 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Prime Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest (including $17 from affiliated interfund lending)		$ 297,519

Expenses
Management fee	$ 16,629
Transfer agent fees	13,338
Distribution fees	26,391
Accounting fees and expenses	506
Independent trustees’ compensation	27
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	91
Registration fees	2,381
Audit	51
Legal	17
Miscellaneous	413
Total expenses before reductions	59,846
Expense reductions	(3,978)	55,868

Net investment income		241,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4
Net increase in net assets resulting from operations		$ 241,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 241,651	$ 254,213
Net realized gain (loss)	4	(137)
Net increase in net assets resulting from operations	241,655	254,076
Distributions to shareholders from net investment income	(241,662)	(254,189)
Share transactions - net increase (decrease)	1,129,357	892,868
Total increase (decrease) in net assets	1,129,350	892,755

Net Assets
Beginning of period	12,525,711	11,632,956
End of period (including distributions in excess of net
investment income of $139 and distributions in excess
of net investment income of $128, respectively)	$ 13,655,061	$ 12,525,711

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Daily Money Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.019	.023	.006	.006	.014	.043
Distributions from
net investment
income	(.019)	(.023)	(.006)	(.006)	(.014)	(.043)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.90%	2.29%	.61%	.65%	1.39%	4.42%
Ratios to Average Net AssetsD
Expenses
before
reductions	.76%A	.75%	.73%	.73%	.72%	.74%
Expenses net of
fee waivers,
if any	.70%A	.70%	.70%	.70%	.70%	.70%
Expenses net of
all reductions	.70%A	.70%	.70%	.70%	.70%	.70%
Net investment
income	3.81%A	2.28%	.62%	.65%	1.38%	4.28%
Supplemental Data
Net assets, end
of period
(in millions)	$ 5,730	$ 5,065	$ 4,906	$ 4,744	$ 5,151	$ 5,455

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Capital Reserves Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.018	.020	.004	.004	.011	.041
Distributions from
net investment
income	(.018)	(.020)	(.004)	(.004)	(.011)	(.041)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.77%	2.03%	.36%	.40%	1.14%	4.16%
Ratios to Average Net AssetsD
Expenses
before
reductions .	1.01%A	1.00%	.99%	.97%	.97%	.99%
Expenses net of
fee waivers,
if any	.95%A	.95%	.95%	.95%	.95%	.95%
Expenses net of
all reductions	.95%A	.95%	.95%	.95%	.95%	.95%
Net investment
income	3.56%A	2.03%	.37%	.40%	1.14%	4.00%
Supplemental Data
Net assets, end
of period
(in millions)	$ 7,925	$ 7,460	$ 6,727	$ 4,945	$ 4,799	$ 5,335

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Tax-Exempt Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	87.2	90.8	90.6
31 – 90	2.1	1.2	2.7
91 – 180	8.4	0.4	4.3
181 – 397	2.3	7.6	2.4
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Tax Exempt Fund	23 Days	28 Days	20 Days
All Tax Free Money Market
Funds Average*	21 Days	28 Days	24 Days

*Source: iMoneyNet, Inc.

Semiannual Report 34

Tax-Exempt Fund
Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities 95.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.8%
Alabama Gen. Oblig. Participating VRDN Series MS 668,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating
VRDN Series Putters 124, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.84% (Liquidity Facility
Svenska Handelsbanken AB) (b)(d)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 3.85%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN Series EGL 02 6009 Class A, 3.84%
(Liquidity Facility Citibank NA, New York) (b)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.82%,
LOC AmSouth Bank NA, Birmingham, VRDN (b)	4,700	4,700
Jefferson County Ltd. Oblig. School Warrants Series B, 3.83%
(AMBAC Insured), VRDN (b)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.83% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
529, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	2,500	2,500
		62,705

Alaska – 1.4%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN
Series PT 1986, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,780	5,780
Anchorage Gen. Oblig. Participating VRDN Series PT 2655,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,790	5,790
CIVICVentures Rev. Participating VRDN Series Solar 06 33,
3.83% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,400	12,400
Matanuska-Susitna Borough Participating VRDN Series Merlots
01 A114, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	3,105	3,105
Valdez Marine Term. Rev.:
Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender
6/1/06 (b)	8,000	8,000
(BP Pipelines, Inc. Proj.) Series 2003 A, 3.81%, VRDN (b)	7,705	7,705
		47,415

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – 1.4%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 3,000	$ 3,000
Series ROC II R174, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN
Series MACN 05 L, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)	2,575	2,575
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN Series ROC II R6039, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	2,090	2,090
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series PT 1401, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
3.82%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,960	3,960
Participating VRDN:
Series EGL 06 14 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	12,070	12,070
Series MS 04 1227, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	1,900	1,900
Series PT 1512, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,000	1,000
Series SG 03 160, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	3,600	3,600
		47,690

California – 1.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN Series Putters 395, 3.83% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Edl. Facilities Auth. Rev. Participating VRDN
Series MS 1267, 3.81% (Liquidity Facility Morgan
Stanley) (b)(d)	8,959	8,959
California Gen. Oblig. Participating VRDN Series Putters 132,
3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,485	2,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Reg’l. Arpt. Impt. Rev. (Los Angeles Int’l. Arpt./Air
France Proj.) 4.07%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN
Series Putters 487, 3.83% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	12,750	12,750
		43,949

Colorado – 2.6%
Adams County Rev. Participating VRDN Series MS 1260,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	14,000	14,000
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	19,500	19,635
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series TOC 06 Z2, 3.87% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	2,300	2,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.95%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43%
1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	3,600	3,600
Series SGB 28, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating
VRDN Series Putters 1252, 3.84% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,655	5,655
E-470 Pub. Hwy. Auth. Rev. Participating VRDN
Series 04 BS 219 Class A, 3.92% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	4,545	4,545
Larimer County School District #R1, Poudre Participating
VRDN Series ROC II R4535, 3.84% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,800	2,800
Larimer Weld & Boulder Counties Participating VRDN
Series PT 3317, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,225	4,225
Mesa County Valley School District #051, Grand Junction
Participating VRDN Series Putters 684, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	1,995	1,995
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.83%, VRDN (b)	1,300	1,300

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 3,890	$ 3,890
Series Putters 862, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,025	5,025
		88,270

Delaware – 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.9%, VRDN (b)	3,500	3,500
Series 1999 A, 4%, VRDN (b)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997
B, 3.82%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,070	4,070
		10,570

District Of Columbia – 1.2%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	1,875	1,875
TRAN 4% 9/29/06	25,700	25,773
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.89% (AMBAC
Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.85%, LOC Bank of
America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.85%, LOC Bank of America
NA, VRDN (b)	2,630	2,630
(Saint Patrick’s Episcopal Proj.) 3.8%, LOC SunTrust Banks,
Inc., VRDN (b)	6,600	6,600
		41,653

Florida – 4.2%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	13,000	13,000
Series EGL 01 905, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	10,200	10,200
Series EGL 7050031 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,900	4,900
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT
2036, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,120	8,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%,
tender 11/14/06 (Liquidity Facility Wachovia Bank
NA) (b)(d)(e)	$ 16,190	$ 16,190
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
3.84% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Hernando County Wtr. and Swr. Rev. Participating VRDN
Series Solar 06 35, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	5,250	5,250
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) Series C, 3.82%,
VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985,
3.95%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98
127, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 3.84% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Miami-Dade County Aviation Rev. Participating VRDN Series
PA 1309, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,000	5,000
Palm Beach County Rev. (Planned Parenthood Proj.) 3.82%,
LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Port of Saint Lucie Util. Rev. Series A, 3.82% (MBIA Insured),
VRDN (b)	10,000	10,000
Santa Rosa County School Board Ctfs. of Prtn. Participating
VRDN Series Putters 1293Z, 3.84% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	2,650	2,650
Sunshine State Govt. Fing. Commission Rev.:
Series 1986, 3.87% (AMBAC Insured), VRDN (b)	9,880	9,880
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured),
CP	15,300	15,300
Series D, 3.51% 8/2/06 (FGIC Insured) (AMBAC Insured),
CP	6,600	6,600
Series I, 3.51% 8/2/06 (CIFG North America Insured)
(AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA
576, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994,
3.9%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS
972, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	3,600	3,600
		142,390

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating
VRDN Series EGL 7053030 Class A, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	$ 5,200	$ 5,200
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145,
3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)	9,505	9,505
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,700	4,700
Series Putters 513, 3.84% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	9,985	9,985
Series SGA 145, 3.85% (Liquidity Facility Societe
Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03
140, 3.85% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series 2000 A, 3.87%, LOC Gen. Elec. Cap.
Corp., VRDN (b)	7,000	7,000
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.)
Series 1999, 3.8%, LOC SunTrust Banks, Inc., VRDN (b)	9,000	9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School
Proj.) 3.82%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,295	4,295
Series Solar 06 51, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	4,300	4,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN
Series Floaters 01 675, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,900	5,900
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.51%
8/10/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (b)	4,800	4,800
		84,485

Hawaii – 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,280	3,280
Series ROC II R 6035, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,885	1,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Participating VRDN: – continued
Series ROC II R 6504, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	$ 2,075	$ 2,075
Honolulu City & County Gen. Oblig. Participating VRDN
Series EGL 7050052 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	5,000	5,000
		12,240

Illinois – 8.7%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.9% (Liquidity Facility Bank of America
NA) (b)(d)	3,400	3,400
Series MS 1063, 3.9% (Liquidity Facility Morgan
Stanley) (b)(d)	5,225	5,225
Series PT 2446, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,505	5,505
Series PZ 60, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,100	2,100
Chicago Gas Supply Rev. Participating VRDN Series MT 201,
3.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.95% (Liquidity Facility Citibank NA,
New York) (b)(d)	2,500	2,500
Series PT 1592, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,770	5,770
Series PT 2360, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,535	5,535
Series PT 2361, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,740	1,740
Series Solar 06 38, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	10,755	10,755
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series MS
1284, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.83% (FGIC Insured), VRDN (b)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series
EGL 01 1304, 3.84% (Liquidity Facility Citibank NA, New
York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	18,785	18,785
Series Merlots 97 V, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	1,285	1,285

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	$ 1,200	$ 1,200
Series PA 591, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots
00 A9, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series MS 1088, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High
School Proj.) Series 1994, 4.07%, LOC Allied Irish Banks
PLC, VRDN (b)	1,000	1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,690	4,690
Series PA 896R, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.87%, LOC JPMorgan
Chase Bank, VRDN (b)	4,100	4,100
Illinois Fin. Auth. Rev.:
Participating VRDN Series PT 3029, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	7,800	7,800
(Illinois College Proj.) 3.82%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.82%, LOC M&I Marshall &
Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	5,415	5,415
Participating VRDN:
Series MACN 06 L, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)	1,745	1,745
Series MS 98 143, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	1,500	1,500
Series PT 1882, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,410	4,410
Series PT 2131, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,700	7,700
Series Putters 133, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	4,335	4,335
Series Putters 409, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,765	5,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.: – continued
Participating VRDN:
Series Putters 679, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	$ 2,935	$ 2,935
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of
Chicago Proj.) Series 1997, 3.83%, LOC Bank of America
NA, VRDN (b)	13,800	13,800
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.88% (Liquidity Facility Bank of America
NA) (b)(d)	2,000	2,000
Series BA 04 A, 3.84% (Liquidity Facility Bank of America
NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,760	3,760
Series Merlots 01 A93, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,650	3,650
Series Merlots 02 A24, 3.82% (Liquidity Facility Bank of
New York, New York) (b)(d)	4,955	4,955
Series SGB 19, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	10,625	10,625
Series PT 1929, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,240	3,240
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995,
4.2%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series PA 1058, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,350	1,350
Series TOC 06 Z1, 3.87% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	3,955	3,955
Series TOC 06 Z8, 3.87% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	6,240	6,240

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)		$ 2,400	$ 2,400
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 3.93% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series
EGL 04 45 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)		3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314,
3.87% (Liquidity Facility Deutsche Postbank Ag) (b)(d)		7,700	7,700
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series Merlots 01 A105, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)		3,060	3,060
Series PT 2620, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		5,180	5,180
Will & Kendall Counties Cmnty. Consolidated School District
#202 Participating VRDN Series ROC II R4031, 3.84%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)		2,575	2,575
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN:
Series PZ 47, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		9,000	9,000
Series PZ 81, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		3,585	3,585
Will County School District #122 Participating VRDN Series PZ
48, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)		3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.92%,
LOC JPMorgan Chase Bank, VRDN (b)		2,840	2,840
			297,241

Indiana – 3.6%
Aurora School Bldg. Corp. Participating VRDN Series PT
2456, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		10,375	10,375
Boone County Hosp. Assoc. Lease Rev. Participating VRDN
Series Putters 908, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)		5,100	5,100
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%,
tender 8/24/06 (Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)		6,755	6,755
Elkhart County Gen. Oblig. Participating VRDN Series Putters
553, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)		2,145	2,145
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT
2224, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,525	$ 5,525
Indiana Bond Bank Participating VRDN Series ROC II R2079,
3.84% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,415	2,415
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.)
Series B, 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II
R6072, 3.84% (Liquidity Facility Citibank NA) (b)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,340	6,340
Series Merlots B21, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	4,140	4,140
Series MS 853, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,000	2,000
Series PT 2189, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,980	2,980
Series PT 2296, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,290	5,290
Indianapolis Local Pub. Impt. Bond Bank Series F1, 3.8%
(MBIA Insured), VRDN (b)	7,165	7,165
Indianapolis Thermal Energy Sys. Bonds Series Putters 700,
3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)(e)	6,555	6,555
M.S.D. Warren Township Vision 2005 School Bldg. Corp.
Participating VRDN Series Merlots 01 A52, 3.82% (Liquidity
Facility Bank of New York, New York) (b)(d)	6,595	6,595
Merrillville Multi-School Bldg. Corp. Participating VRDN
Series Putters 922, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	9,945	9,945
Mount Vernon of Hancock County Multi-School Corp.
Participating VRDN Series DB 137, 3.84% (Liquidity Facility
Deutsche Bank AG) (b)(d)	4,065	4,065
North Daviess School Bldg. Corp. Bonds Series ROC II R2203,
3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)(e)	6,605	6,605

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Northwest Allen School Bldg. Corp. Participating VRDN
Series PT 2610, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 9,830	$ 9,830
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.)
Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota,
VRDN (b)	6,300	6,300
		123,340

Iowa 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Kansas 0.8%
Overland Park Gen. Oblig. Participating VRDN Series SG 01
155, 3.84% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender
2/1/07 (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)(e)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series
Putters 1136, 3.84% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	3,015	3,015
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series Putters 595, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	1,800	1,800
		27,510

Kentucky 0.7%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League
Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth
Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care
Proj.) Series B:
3.8% (MBIA Insured), VRDN (b)	5,000	5,000
3.81% (MBIA Insured), VRDN (b)	7,250	7,250
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.97% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	1,300	1,300
		25,250

Louisiana – 1.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN
Series PT 2037, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	12,010	12,010
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax
Participating VRDN Series MS 06 1307, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	11,700	11,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC
II R 3035, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	$ 5,790	$ 5,790
Louisiana Gen. Oblig. Participating VRDN Series MT 190,
3.84% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	6,275	6,275
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow
Chemical Co. Proj.) Series 1991, 3.7% tender 7/26/06,
CP mode	8,400	8,400
		44,175

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	3,000	3,000
Series Putters 546, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,850	2,850
		5,850

Maryland 0.6%
Baltimore County Gen. Oblig. Series 1995, 3.51%
8/1/06, CP	4,550	4,550
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 3.6% tender 5/4/06, LOC
Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev.
Participating VRDN Series PA 1259, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.
Participating VRDN Series MS 06 1310, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	7,600	7,600
		20,950

Massachusetts 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series EGL 06 37 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	8,800	8,800
Series EGL 720050007 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	12,100	12,100

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04
5 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050063 Class A, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	5,000	5,000
		30,100

Michigan – 2.9%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 3.85%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 1581,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,505	5,505
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,000	4,000
Series Merlots 01 A103, 3.82% (Liquidity Facility Bank of
New York, New York) (b)(d)	1,200	1,200
Series SGB 47, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters
200, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	1,270	1,270
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 3.84% (Liquidity Facility Citibank NA) (b)(d)	2,655	2,655
Hudsonville Pub. Schools Participating VRDN Series PT 2797,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,335	6,335
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem.
Hosp.) Series 2005 B, 3.82%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (b)	10,000	10,000
L’Anse Creuse Pub. Schools Participating VRDN Series Putters
927, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,485	5,485
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	17,235	17,235
Series MS 907, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	4,948	4,948
Series Stars 101, 3.83% (Liquidity Facility BNP Paribas
SA) (b)(d)	1,680	1,680
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender
10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity
Facility Svenska Handelsbanken AB) (b)(d)(e)	7,700	7,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Health Care Equip. Ln. Prog.):
Series B, 3.84%, LOC Lasalle Bank Midwest NA, VRDN (b)	$ 1,200	$ 1,200
3.84%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
Oakridge Pub. Schools Participating VRDN Series PT 3059,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030	3,030
		100,553

Minnesota 1.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 3.85% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	9,680	9,680
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.82%
(Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	3,100	3,100
Series ROC II 99 4, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus
College Proj.) 3.83%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.)
Series 1995, 3.85%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN
Series ROC II R30, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833
Participating VRDN Series ROC II R34, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	7,080	7,080
		46,315

Mississippi – 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.)
Series 1993, 3.79%, VRDN (b)	21,100	21,100
Missouri – 1.0%
Howard Bend Levee District Participating VRDN Series PT
3338, 3.84% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,520	5,520
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN
Series PT 1843, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,805	6,805

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 3.87%, LOC
U.S. Bank NA, Minnesota, VRDN (b)	$ 3,800	$ 3,800
(BJC Health Sys. Proj.) Series B, 3.81% (Liquidity Facility
Bank of Nova Scotia, New York Agcy.) (Liquidity Facility
JPMorgan Chase Bank), VRDN (b)	7,800	7,800
(SSM Health Care Sys. Proj.) Series C2, 3.78% (FGIC
Insured), VRDN (b)	7,000	7,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 02 6026 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	2,700	2,700
		33,625

Montana 0.8%
Montana Facility Fin. Auth. Rev. (Sisters of Charity
Leavenworth Health Sys. Proj.) 3.8%, VRDN (b)	26,210	26,210
Nebraska – 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series
MS 1289, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,100	5,100
		9,660

Nevada 0.7%
Clark County Gen. Oblig. Participating VRDN Series Putters
1309, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,650	5,650
Las Vegas New Convention & Visitors Auth. Rev. Participating
VRDN Series Putters 802, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,175	4,175
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,270	5,270
Series SGB 31, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN
Series Putters 1134, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,295	5,295
		22,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev.
(Monadnock Cmnty. Hosp. Proj.) 3.83%, LOC SunTrust
Banks, Inc., VRDN (b)	$ 7,745	$ 7,745
New Jersey – 1.1%
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,440	8,440
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	16,000	16,000
Series PA 614, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,825	3,825
Series PT 2493, 3.82% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	7,475	7,475
New Jersey Trans. Trust Fund Auth. Participating VRDN
Series PT 1204, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,500	3,500
		39,240

New Mexico – 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN
Series PT 3133, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,555	3,555
New York – 6.4%
Liberty Dev. Corp. Rev. Participating VRDN:
Series MS 04 1238, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	15,930	15,930
Series MS 1295, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	25,000	25,000
Series PA 1369, 3.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,800	7,800
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN
Series PA 996, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Svc. Contract Rev. Participating
VRDN Series PT 1967, 3.83% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,410	6,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series EGL 04 15 Class A, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	25,175	25,175
Series EGL 04 33 Class A, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	8,500	8,500
Series MS 1070, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN: – continued
Series MS 1071, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 15,540	$ 15,540
Series ROC II R406, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	22,700	22,700
Series ROC II R531, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	16,795	16,795
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 7053001 Class A, 3.83% (Liquidity Facility
Citibank NA) (b)(d)	8,600	8,600
Series PT 2646, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	20,000	20,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series MS 00 368, 3.82% (Liquidity
Facility Morgan Stanley) (b)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	3,760	3,760
Series PT 1839, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,620	5,620
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN
Series PT 1092, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,450	2,450
		217,085

North Carolina – 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 3.8% (Liquidity
Facility Wachovia Bank NA), VRDN (b)	13,575	13,575
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Participating VRDN Series MS 1272, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	6,865	6,865
Series C, 3.79% (Liquidity Facility Bank of America NA),
VRDN (b)	7,400	7,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev.
(Guilford College Proj.) Series A, 3.82%, LOC Branch
Banking & Trust Co., VRDN (b)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.82%, LOC Branch Banking & Trust
Co., VRDN (b)	5,790	5,790
(High Point Univ. Proj.) 3.82%, LOC Branch Banking & Trust
Co., VRDN (b)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 52

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.
Participating VRDN Series MS 955 D, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 7,330	$ 7,330
North Carolina Gen. Oblig.:
Participating VRDN Series EGL 720051001 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)	3,370	3,370
Series 2002 E, 3.8% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	4,855	4,855
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series EGL 05 3014 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.8%
(Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,080	5,080
		74,040

Ohio – 1.9%
Bellefontaine Healthcare Facilities Rev. (High Point Reg’l.
Cancer Ctr. Proj.) 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	3,770	3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 3.86%, VRDN (b)	14,000	14,000
Subseries B3, 3.86%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,147
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 4.02%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,555	12,555
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	5,000	5,000
Series 2004 B, 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	5,500	5,500
(The College of Mount Saint Joseph Proj.) 3.83%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,846
		65,378

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – 1.2%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ.
Proj.) Series 2005 B, 3.8%, LOC Bank of America NA,
VRDN (b)	$ 28,460	$ 28,460
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase
III Proj.) 3.82% (AMBAC Insured), VRDN (b)	13,500	13,500
		41,960

Oregon – 1.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN Series PT 1435, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med.
Group Proj.) Series 2004 A, 3.8%, LOC Bank of New York,
New York, LOC California Teachers Retirement Sys.,
VRDN (b)	29,300	29,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 4.01% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
Portland Urban Renewal & Redev. Participating VRDN
Series PT 3287, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,495	7,495
		47,595

Pennsylvania – 4.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN
Series Putters 1281, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.83%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.9%,
VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.82%, LOC
Comerica Bank, Detroit, VRDN (b)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty.
Rev. (Kendal-Crosslands Communities Proj.) Series 2003,
3.82%, LOC Allied Irish Banks PLC, VRDN (b)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic
School Proj.) 3.83%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.82%
(FSA Insured), VRDN (b)	11,900	11,900
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.
(Gaudenzia Foundation, Inc. Prog.) 3.83%, LOC PNC Bank
NA, Pittsburgh, VRDN (b)	3,700	3,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 3.85%, LOC Unicredito
Italiano Spa, VRDN (b)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	2,925	2,925
(King’s College Proj.) Series 2001 H6, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	900	900
(Student Assoc., Inc. Proj.) Series A, 3.8%, LOC Citizens
Bank of Pennsylvania, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,805	2,805
Series Putters 371Z, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds
Series AAB 04 9, 3.84%, tender 5/5/06 (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN Series A, 4% 6/30/06	8,600	8,609
Philadelphia School District Bonds:
Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility
DEPFA BANK PLC) (b)(d)(e)	19,265	19,265
Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility
Dexia Cr. Local de France) (b)(d)(e)	6,990	6,990
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
SG 158, 3.83% (Liquidity Facility Societe Generale) (b)(d)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.83%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5%
4/26/07	12,900	13,062
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Participating VRDN Series Putters 1228, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		164,276

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.
Series 2004 A, 3.8% (MBIA Insured), VRDN (b)	$ 2,535	$ 2,535
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New
England Proj.) Series 2002 A, 3.8%, LOC Fleet Nat’l. Bank,
VRDN (b)	15,810	15,810
		18,345

South Carolina – 2.5%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,500	5,500
Charleston Wtrwks. & Swr. Rev. Series A, 3.8% (Liquidity
Facility Bank of America NA), VRDN (b)	9,000	9,000
Greenville County School District Installment Purp. Rev.
Participating VRDN Series PT 3393, 3.84% (Liquidity Facility
Dexia Cr. Local de France) (b)(d)	15,960	15,960
Greer Combined Util. Sys. Rev. Participating VRDN Series
Merlots 02 A30, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	3,750	3,750
Horry County School District Participating VRDN Series PT
2033, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.95%, VRDN (b)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating
VRDN Series PT 3245, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC
Central Energy Plant Proj.) 3.8%, LOC Bank of America NA,
VRDN (b)	14,800	14,800
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev.
(The Methodist Home Proj.) Series 1994, 3.85%, LOC Bank
of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity
Facility JPMorgan Chase Bank) (b)(d)(e)	2,855	2,855
Participating VRDN Series ROC II R6007, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	4,545	4,545
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN Series PT 3186, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	7,320	7,320
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
3.75% tender 7/3/06, CP mode	3,200	3,200
		85,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 56

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – 3.1%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 3.9% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	$ 14,200	$ 14,200
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 3.8%, LOC Bank
of America NA, VRDN (b)	4,000	4,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	4,595	4,595
Series MS 976, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	6,309	6,309
Memphis Gen. Oblig. 3.65% 9/5/06 (Liquidity Facility WestLB
AG), CP	12,100	12,100
Metropolitan Govt. Nashville & Davidson County Indl. Rev.
(Ridgelake Apts. Proj.) 3.83%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.):
Series 1999, 3.8%, LOC Bank of America NA, VRDN (b)	6,495	6,495
3.8%, LOC Bank of America NA, VRDN (b)	7,900	7,900
Rutherford County Gen. Oblig. Participating VRDN Series
Putters 643, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,990	1,990
Shelby County Gen. Oblig. Series 2006 B, 3.8% (Liquidity
Facility California Teachers Retirement Sys.) (Liquidity Facility
State Street Bank & Trust Co., Boston), VRDN (b)	33,000	33,000
		107,618

Texas 17.2%
Aldine Independent School District Participating VRDN Series
Putters 827, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,930	2,930
Austin Util. Sys. Rev. Series A, 3.51% 8/10/06, LOC
JPMorgan Chase Bank, LOC State Street Bank & Trust Co.,
Boston, CP	13,155	13,155
Bastrop Independent School District Participating VRDN Series
ROC II R492, 3.84% (Liquidity Facility Citibank NA) (b)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 3.87%, LOC JPMorgan
Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	8,000	8,000
Series Putters 517, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,995	5,995

See accompanying notes which are an integral part of the financial statements.

57		Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN: – continued
Series TOC 05 Y, 3.84% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)		$ 5,945	$ 5,945
Boerne Independent School District Participating VRDN Series
Putters 626, 3.84% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)		3,180	3,180
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 3.93%, VRDN (b) .		2,600	2,600
Corpus Christi Gen. Oblig. Participating VRDN Series PT
2105, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		4,840	4,840
Corsicana Independent School District Participating VRDN
Series DB 111, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)		5,090	5,090
Crowley Independent School District Participating VRDN Series
PT 3039, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		7,100	7,100
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)		2,800	2,800
Series PT 2210, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		7,300	7,300
Series ROC II R6069, 3.84% (Liquidity Facility Citibank
NA) (b)(d)		3,475	3,475
Denton County Lewisville Independent School District
Participating VRDN Series SGA 134, 3.85% (Liquidity
Facility Societe Generale) (b)(d)		1,290	1,290
Denton Independent School District Participating VRDN Series
MS 451, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)		4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
3.85% (Liquidity Facility Societe Generale) (b)(d)		1,000	1,000
Duncanville Independent School District Participating VRDN
Series SGA 149, 3.85% (Liquidity Facility Societe
Generale) (b)(d)		4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)		3,605	3,605
Granbury Independent School District Participating VRDN
Series SG 129, 3.84% (Liquidity Facility Societe
Generale) (b)(d)		4,815	4,815
Harlandale Independent School District Participating VRDN
Series Putters 524, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)		2,700	2,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig. Participating VRDN:
Series MSTC 01 126 Class A, 3.82% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	$ 26,000	$ 26,000
Series Putters 1099, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,800	2,800
Series Putters 505, 3.84% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	10,580	10,580
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.)
Series 2001 C, 3.85% (MBIA Insured), VRDN (b)	3,300	3,300
Hays Consolidated Independent School District Participating
VRDN Series PT 2462, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters
1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.)
3.82%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	9,000	9,000
Series SG 03 161, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,400	1,400
Series SG 149, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev.:
Bonds Series ROC II 2084, 3.45%, tender 8/10/06
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)(e)	5,235	5,235
Participating VRDN Series Putters 380, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (b)(d)(e)	8,200	8,200
Participating VRDN Series ROC II R242, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	3,875	3,875
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating
VRDN Series SG 139, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (b)	5,200	5,200
Participating VRDN Series DB 169, 3.84% (Liquidity Facility
Deutsche Bank AG) (b)(d)	3,375	3,375

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.92% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	$ 1,500	$ 1,500
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,120	7,120
Series PT 3229, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,350	5,350
Series Putters 527, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,150	3,150
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	2,285	2,285
Series SG 120, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.85% (FSA
Insured), VRDN (b)	4,460	4,460
Lower Colorado River Auth. Rev. 3.86% 5/25/06, LOC
JPMorgan Chase Bank, LOC WestLB AG, CP	14,000	14,000
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN:
Series MS 1082, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,743	5,743
Series PT 1818, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN
Series Putters 704, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	1,995	1,995
Midlothian Independent School District Participating VRDN
Series PT 3081, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,735	5,735
Montgomery County Muni. Util. District #46 Participating
VRDN Series Putters 548, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	1,710	1,710
New Caney Independent School District Participating VRDN
Series MS 1286, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	9,540	9,540
Northside Independent School District Participating VRDN
Series PT 2329, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,640	4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN
Series PT 3190, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,730	5,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 60

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Pearland Independent School District Participating VRDN
Series SG 106, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	$ 500	$ 500
Plano Independent School District Participating VRDN Series
SGA 128, 3.85% (Liquidity Facility Societe Generale) (b)(d) .	1,680	1,680
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series
SGA 109, 3.85% (Liquidity Facility Societe Generale) (b)(d) .	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II
R2135, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	6,595	6,595
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	9,995	9,995
Series SG 101, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	2,700	2,700
Series SG 104, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	12,250	12,250
Series SG 105, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	11,700	11,700
Series Stars 112, 3.84% (Liquidity Facility BNP Paribas
SA) (b)(d)	1,040	1,040
3.9% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01
28, 3.85%, tender 5/5/06 (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots
00 VV, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(d) .	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	5,805	5,805
Series ROC II R2222, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,150	4,150
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship
Christian Academy Proj.) 3.85%, LOC Bank of America NA,
VRDN (b)	2,800	2,800
Spring Independent School District Participating VRDN Series
MT 82, 3.84% (Liquidity Facility BNP Paribas SA) (b)(d)	5,395	5,395
Sunnyvale School District Participating VRDN Series Putters
619, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,575	5,575

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tarrant Reg’l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 10,365	$ 10,365
Series PT 976, 3.84% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.84%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,405	6,405
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender
8/24/06 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e) .	1,455	1,455
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,800	4,800
Series LB 05 K15, 3.9% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	8,000	8,000
Series MACN 05 I, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)	4,695	4,695
Series PT 3018, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,500	5,500
Series Putters 1024, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	8,955	8,955
TRAN 4.5% 8/31/06	85,800	86,196
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 76, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,290	5,290
Trinity River Auth. Rev.:
Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)(e)	3,460	3,460
Participating VRDN Series Putters 1058, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	5,125	5,125
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.84% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA
112, 3.82% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters
581, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,880	3,880
		586,594

Utah 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Participating VRDN:
Series EGL 96 C4402 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 62

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Participating VRDN: – continued
Series MS 00 409, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 1,535	$ 1,535
Series MS 175, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,615	5,615
Salt Lake County Hosp. Rev. Participating VRDN Series PT
1467, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,305	6,305
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc.
Proj.):
Series 1994, 3.81%, VRDN (b)	4,970	4,970
Series B, 3.8%, VRDN (b)	4,000	4,000
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN
Series PT 1813, 3.85% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,140	5,140
		50,550

Vermont – 0.1%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med.
Ctr. Proj.) Series A, 3.83%, LOC SunTrust Banks, Inc.,
VRDN (b)	4,900	4,900
Virginia – 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.89% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George
Mason Univ. Foundation, Inc., Proj.) 3.8%, LOC SunTrust
Banks, Inc., VRDN (b)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.) Series 1984:
3.58% tender 5/9/06, CP mode	4,000	4,000
3.75% tender 5/3/06, CP mode	1,000	1,000
3.8% tender 5/2/06, CP mode	4,000	4,000
4.05% tender 5/15/06, CP mode	2,000	2,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys.
Proj.) 3.9%, VRDN (b)	26,225	26,225

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1303, 3.86% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 10,000	$ 10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,300	2,300
		58,925

Washington 2.6%
Central Puget Sound Reg’l. Trans. Auth. Sales Tax & Motor
Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00
101, 3.82% (Liquidity Facility Bear Stearns Companies,
Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	2,720	2,720
Series PT 734, 3.84% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	2,230	2,230
Series ROC II R3012, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	9,770	9,770
King County Gen. Oblig. Participating VRDN Series ROC II
R1028, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,300	5,300
King County Rural Library District Participating VRDN Series
Putters 1015, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,665	5,665
King County School District #401 Highline Pub. Schools Bonds
Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility
JPMorgan Chase Bank) (b)(d)(e)	2,975	2,975
King County Swr. Rev. Participating VRDN Series MS 01 554,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. Participating VRDN Series ROC II R2041, 3.84%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,950	3,950
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.82%, LOC
Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,865	3,865
Series Putters 1199, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,630	3,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 64

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series Putters 1296, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	$ 1,700	$ 1,700
Series Putters 509, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,470	5,470
Series SGA 35, 3.85% (Liquidity Facility Societe
Generale) (b)(d)	1,000	1,000
Series SGB 09, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	900	900
Series SGB 11, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	4,595	4,595
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 3.85%, LOC Bank of America NA,
VRDN (b)	2,200	2,200
		88,765

West Virginia – 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation
Prog.) Series 1998 A, 4%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)	4,030	4,030
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,385	2,385
Series ROC II R4067, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,680	4,680
		11,095

Wisconsin – 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN
Series PA 1361, 3.9% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,255	3,255
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating
VRDN Series PT 3071, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,740	6,740
Wisconsin Gen. Oblig. Participating VRDN Series PT 967,
3.84% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.84% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	13,190	13,190
Series Putters 399, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,245	3,245
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 3.83%,
LOC M&I Marshall & Ilsley Bank, VRDN (b)	12,200	12,200

See accompanying notes which are an integral part of the financial statements.

65		Semiannual Report

Tax-Exempt Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: – continued
(Nat’l. Regency of New Berlin, Inc. Proj.) 3.87%, LOC M&I
Marshall & Ilsley Bank, VRDN (b)	$ 6,000	$ 6,000
Series B, 3.83%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.83%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		67,055

Other – 2.8%
Fidelity Tax Free Cash Central Fund, 3.76% (a)(c)	95,470	95,470

TOTAL INVESTMENT PORTFOLIO 95.3%
(Cost $3,255,387)		3,255,387

NET OTHER ASSETS – 4.7%		159,216
NET ASSETS 100%		$ 3,414,603

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 66

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $139,415,000
or 4.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Atlanta Dev. Auth.
Student Hsg. Rev.
Bonds Series Putters
145, 3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	11/17/05 -
Chase Bank)	3/16/06	$ 9,505

Ctr. Grove School
Bldg. Corp. Bonds
Series Putters 727,
3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	12/2/05 -
Chase Bank)	3/16/06	$ 6,755
Florida Gen. Oblig.
Bonds Series Merlots
05 A22, 3.35%,
tender 11/14/06
(Liquidity Facility
Wachovia Bank NA)	11/16/05	$ 16,190
HFDC of Central
Texas, Inc. Hosp. Rev.
Bonds Series Putters
1233, 3.4%, tender
2/15/07 (Liquidity
Facility JPMorgan
Chase & Co.)	1/20/06	$ 6,600
Houston Cmnty.
College Sys. Rev.
Bonds Series ROC II
2084, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global	1/21/04 -
Markets Hldgs., Inc.)	3/8/06	$ 5,235

	Acquisition	Cost
Security	Date	(000s)
Houston Gen. Oblig.
Bonds Series PT
969, 2.95%, tender
7/20/06 (Liquidity
Facility DEPFA	5/27/04 -
BANK PLC)	1/28/05	$ 8,200
Illinois Gen. Oblig.
Bonds Series ROC II
R4536, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global
Markets Hldgs., Inc.)	3/8/06	$ 5,415

Indianapolis Thermal
Energy Sys. Bonds
Series Putters 700,
3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	1/27/05 -
Chase & Co.)	3/16/06	$ 6,555
King County School
District #401
Highline Pub.
Schools Bonds Series
Putters 526, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase
Bank)	12/1/04	$ 2,975

Michigan Hosp. Fin.
Auth. Hosp. Rev.
Bonds Series PT
732, 2.95%, tender
7/20/06 (Liquidity
Facility Svenska	5/29/03 -
Handelsbanken AB)	12/29/03	$ 7,700
North Daviess
School Bldg. Corp.
Bonds Series ROC II
R2203, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global
Markets Hldgs., Inc.)	5/11/05	$ 6,605

See accompanying notes which are an integral part of the financial statements.

67 Semiannual Report

Tax-Exempt Fund Investments (Unaudited) continued

	Acquisition	Cost
Security	Date	(000s)
Philadelphia School
District Bonds Series
MT 135, 2.85%,
tender 6/15/06
(Liquidity Facility	5/27/05 -
DEPFA BANK PLC)	6/16/05	$ 19,265
Philadelphia School
District Bonds Series
PT 2793, 3.6%,
tender 9/1/06
(Liquidity Facility
Dexia Cr. Local de
France)	6/29/05	$ 6,990

Salt River Proj.
Agric. Impt. & Pwr.
District Elec. Sys.
Rev. Bonds Series
ROC II R1003,
3.45%, tender
8/10/06 (Liquidity
Facility Citigroup
Global Markets
Hldgs., Inc.)	9/25/02	$ 3,960

	Acquisition	Cost
Security	Date	(000s)
South Carolina Pub.
Svc. Auth. Rev.
Bonds Series Putters
1094, 3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan
Chase Bank)	10/5/05	$ 2,855

Texas A&M Univ.
Rev. Bonds Series
Putters 945, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase
Bank)	9/29/05	$ 1,455

Trinity River Auth.
Rev. Bonds Series
Putters 1077, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase &
Co.)	11/14/05	$ 3,460

Wichita Hosp. Rev.
Bonds Series MT
170, 3.43%, tender
2/1/07 (Liquidity
Facility Landesbank	11/10/05 -
Hessen Thuringen)	2/1/06	$ 19,695

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amount in thousands)
Fidelity Tax Free Cash Central Fund	$ 1,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 68

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $3,159,917)	$ 3,159,917
Affiliated Central Funds (cost $95,470)	95,470
Total Investments (cost $3,255,387)		$ 3,255,387
Cash		132,828
Receivable for investments sold		24,330
Receivable for fund shares sold		64,070
Interest receivable		25,212
Prepaid expenses		8
Receivable from investment adviser for expense reductions		139
Other receivables		1,038
Total assets		3,503,012

Liabilities
Payable for investments purchased	$ 11,243
Payable for fund shares redeemed	74,588
Distributions payable	215
Accrued management fee	722
Distribution fees payable	342
Other affiliated payables	1,194
Other payables and accrued expenses	105
Total liabilities		88,409

Net Assets		$ 3,414,603
Net Assets consist of:
Paid in capital		$ 3,414,411
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on
investments		186
Net Assets		$ 3,414,603
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($638,675 ÷ 638,233 shares)		$ 1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($474,016 ÷ 473,697 shares)		$ 1.00
Fidelity Tax Free Money Market Fund:
Net Asset Value, offering price and redemption price
per share ($2,301,912 ÷ 2,301,433 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

69 Semiannual Report

Tax-Exempt Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 46,970
Income from affiliated Central Funds		1,075
Total income		48,045

Expenses
Management fee	$ 4,011
Transfer agent fees	3,238
Distribution fees	2,036
Accounting fees and expenses	153
Independent trustees’ compensation	6
Custodian fees and expenses	26
Registration fees	325
Audit	25
Legal	4
Miscellaneous	54
Total expenses before reductions	9,878
Expense reductions	(2,980)	6,898

Net investment income		41,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24)
Net increase in net assets resulting from operations		$ 41,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

70

Statement of Changes in Net Assets
		Six months ended	Year ended
		April 30, 2006	October 31,
Amounts in thousands		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 41,147	$ 43,300
Net realized gain (loss)		(24)	34
Net increase in net assets resulting from operations	.	41,123	43,334
Distributions to shareholders from net investment income	.	(41,139)	(43,305)
Share transactions - net increase (decrease)		459,842	776,912
Total increase (decrease) in net assets		459,826	776,941

Net Assets
Beginning of period		2,954,777	2,177,836
End of period (including undistributed net investment
income of $6 and distributions in excess of net
investment income of $2, respectively)		$ 3,414,603	$ 2,954,777

See accompanying notes which are an integral part of the financial statements.

71 Semiannual Report

Financial Highlights Daily Money Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.012	.016	.005	.005	.010	.026
Distributions from
net investment
income	(.012)	(.016)	(.005)	(.005)	(.010)	(.026)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.23%	1.58%	.47%	.52%	.98%	2.66%
Ratios to Average Net AssetsD
Expenses
before
reductions	.74%A	.74%	.74%	.74%	.73%	.77%
Expenses net of
fee waivers,
if any	.70%A	.70%	.70%	.70%	.70%	.70%
Expenses net of
all reductions	.56%A	.61%	.69%	.68%	.66%	.67%
Net investment
income	2.46%A	1.60%	.49%	.52%	.98%	2.59%
Supplemental Data
Net assets, end
of period
(in millions)	$ 639	$ 575	$ 625	$ 544	$ 576	$ 575

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

72

Financial Highlights Capital Reserves Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.011	.013	.002	.003	.007	.024
Distributions from
net investment
income	(.011)	(.013)	(.002)	(.003)	(.007)	(.024)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.10%	1.33%	.23%	.30%	.72%	2.40%
Ratios to Average Net AssetsD
Expenses
before
reductions	.99%A	.99%	.99%	.99%	.98%	1.02%
Expenses net of
fee waivers,
if any	.95%A	.95%	.94%	.93%	.95%	.95%
Expenses net of
all reductions	.81%A	.86%	.93%	.91%	.91%	.92%
Net investment
income	2.21%A	1.35%	.25%	.29%	.72%	2.33%
Supplemental Data
Net assets, end
of period
(in millions)	$ 474	$ 524	$ 504	$ 369	$ 367	$ 298

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

73 Semiannual Report

Financial Highlights Fidelity Tax Free Money Market Fund
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001D
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.013	.018	.007	.008	.012	.008
Distributions from
net investment
income	(.013)	(.018)	(.007)	(.008)	(.012)	(.008)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.35%	1.84%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses
before
reductions	.49%A	.49%	.49%	.49%	.49%	.53%A
Expenses net of
fee waivers,
if any	.45%A	.45%	.45%	.45%	.45%	.45%A
Expenses net of
all reductions	.31%A	.36%	.44%	.43%	.41%	.42%A
Net investment
income	2.71%A	1.85%	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end
of period
(in millions)	$ 2,302	$ 1,856	$ 1,049	$ 495	$ 254	$ 78

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

74

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax Exempt Fund (Tax Exempt) (collectively referred to as “the funds”) are funds of Fidelity Newbury Street Trust (the trust) (formerly Newbury Street Trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of pur chase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Treasury	$ 2,213,569	$ —	$ —	$ —
Prime	13,965,560	—	—	—
Tax Exempt	3,255,387	—	—	—

Semiannual Report 76

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agree ment (including accrued interest). In the event of a default by the counterparty, realiza tion of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Note Purchase Agreements. Tax Exempt, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $6,324 of notes with a floating rate coupon based on an Index Rate as defined in the agreement and maturing on August 31, 2006.

77 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Note Purchase Agreements continued

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2006, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which are based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Treasury:
Daily Money Class	.00%	.25%	$ 1,190	$ 77
Capital Reserves Class	.25%	.25%	2,166	16
Advisor B Class	.75%	.25%	464	350
Advisor C Class	.75%	.25%	465	55
			$ 4,285	$ 498
Prime:
Daily Money Class	.00%	.25%	$ 6,867	$ 387
Capital Reserves Class	.25%	.25%	19,524	13
			$ 26,391	$ 400
Tax Exempt:
Daily Money Class	.00%	.25%	$ 781	$ 28
Capital Reserves Class	.25%	.25%	1,255	55
			$ 2,036	$ 83

Semiannual Report 78

3. Fees and Other Transactions with Affiliates continued

Sales Load. FDC, receives the proceeds of contingent deferred sales charges levied on Treasury Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury Advisor B and 1% for Treasury Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class*	$ 233
Advisor C Class*	12

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and share holder servicing agent for Tax Exempt. Citibank has entered into a sub arrangement with FIIOC to perform the activities associated with Tax Exempt’s transfer and shareholder servicing agent functions. FIIOC receives asset based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Daily Money Class	$ 961
Treasury Capital Reserves Class	886
Treasury Advisor B Class	92
Treasury Advisor C Class	91
$ 2,030

Prime Daily Money Class	$ 5,513
Prime Capital Reserves Class	7,825
$ 13,338

Tax Exempt Daily Money Class	$ 622
Tax Exempt Capital Reserves Class	498
Tax Exempt Fidelity Tax Free Money Market Fund	2,118
$ 3,238

79 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax Exempt. Citibank has entered into a sub arrangement with FSC to maintain Tax Exempt’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

		Average Daily	Weighted Average
	Borrower or Lender	Loan Balance	Interest Rate
Prime	Lender	6,058	4.46%

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from Adviser
Treasury
Daily Money Class	.70%	$ 347
Capital Reserves Class	.95%	333
Advisor B Class	1.45%	34
Advisor C Class	1.45%	34
Prime
Daily Money Class	.70%	$ 1,603
Capital Reserves Class	.95%	2,348
Tax Exempt
Daily Money Class	.70%	$ 131
Capital Reserves Class	.95%	107
Fidelity Tax Free Money Market Fund	.45%	460

Semiannual Report 80

4. Expense Reductions - continued

In addition, through arrangements with each applicable fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Treasury	$ —	$	$ —
Daily Money Class		13
Capital Reserves Class		—
Advisor B Class		—
Advisor C Class		2
Prime	11		—
Daily Money Class		16
Capital Reserves Class		—
Tax Exempt	26		153
Daily Money Class		409
Capital Reserves Class		329
Fidelity Tax Free Money Market Fund		1,365

5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

81 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30, 2006	October 31, 2005
Treasury - Daily Money Class	$ 17,417	$ 21,573
Treasury – Capital Reserves Class	14,833	14,244
Treasury - Advisor B Class	1,338	1,760
Treasury - Advisor C Class	1,348	1,440
Total	$ 34,936	$ 39,017

Prime - Daily Money Class	$ 103,888	$ 111,889
Prime - Capital Reserves Class	137,774	142,300
Total	$ 241,662	$ 254,189

Tax Exempt – Daily Money Class	$ 7,627	$ 9,417
Tax Exempt – Capital Reserves Class	5,483	6,442
Tax Exempt Fidelity Tax Free Money Market Fund	28,029	27,446
Total	$ 41,139	$ 43,305

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

		Six months ended	Year ended
		April 30, 2006	October 31, 2005
Treasury Daily Money Class
Shares sold		2,342,297	4,099,802
Reinvestment of distributions		16,661	20,301
Shares redeemed		(2,285,183)	(4,147,429)
Net increase (decrease)		73,775	(27,326)
Treasury Capital Reserves Class
Shares sold		1,736,992	3,211,085
Reinvestment of distributions		12,459	11,511
Shares redeemed		(1,504,908)	(3,132,102)
Net increase (decrease)		244,543	90,494
Treasury Advisor B Class
Shares sold		22,821	82,519
Reinvestment of distributions		1,218	1,546
Shares redeemed		(54,834)	(133,519)
Net increase (decrease)		(30,795)	(49,454)
Treasury Advisor C Class
Shares sold		45,370	124,705
Reinvestment of distributions		1,302	1,371
Shares redeemed		(63,870)	(138,164)
Net increase (decrease)		(17,198)	(12,088)

Semiannual Report	82

7. Share Transactions - continued

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
Prime Daily Money Class
Shares sold	13,768,566	19,835,566
Reinvestment of distributions	99,449	107,649
Shares redeemed	(13,203,259)	(19,783,261)
Net increase (decrease)	664,756	159,954
Prime Capital Reserves Class
Shares sold	21,657,062	36,151,111
Reinvestment of distributions	133,672	137,815
Shares redeemed	(21,326,133)	(35,556,012)
Net increase (decrease)	464,601	732,914
Tax Exempt Daily Money Class
Shares sold	1,643,606	2,995,165
Reinvestment of distributions	7,183	8,704
Shares redeemed	(1,587,073)	(3,054,026)
Net increase (decrease)	63,716	(50,157)
Tax Exempt Capital Reserves Class
Shares sold	1,176,436	2,299,484
Reinvestment of distributions	5,391	6,281
Shares redeemed	(1,231,430)	(2,285,709)
Net increase (decrease)	(49,603)	20,056
Tax Exempt Fidelity Tax Free Money Market Fund
Shares sold	5,404,667	6,423,517
Reinvestment of distributions	27,542	27,099
Shares redeemed	(4,986,480)	(5,643,603)
Net increase (decrease)	445,729	807,013

83 Semiannual Report

Proxy Voting Results

A special meeting of each fund’s shareholders was held on December 14, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	6,862,949,388.88	77.608
Against	1,502,102,564.99	16.986
Abstain	381,973,056.56	4.320
Broker
Non Votes .	96,102,007.00	1.087
TOTAL	8,843,127,017.43	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	8,331,856,005.11	94.218
Withheld	511,271,012.32	5.782
TOTAL	8,843,127,017.43	100.000
Albert R. Gamper, Jr.B
Affirmative	8,330,970,322.70	94.208
Withheld	512,156,694.73	5.792
TOTAL	8,843,127,017.43	100.000
Robert M. Gates
Affirmative	8,316,438,946.32	94.044
Withheld	526,688,071.11	5.956
TOTAL	8,843,127,017.43	100.000
George H. Heilmeier
Affirmative	8,326,545,588.92	94.158
Withheld	516,581,428.51	5.842
TOTAL	8,843,127,017.43	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	8,308,014,284.72	93.949
Withheld	535,112,732.71	6.051
TOTAL	8,843,127,017.43	100.000

Edward C. Johnson 3d
Affirmative	8,269,496,771.82	93.513
Withheld	573,630,245.61	6.487
TOTAL	8,843,127,017.43	100.000

Stephen P. Jonas
Affirmative	8,330,499,363.35	94.203
Withheld	512,627,654.08	5.797
TOTAL	8,843,127,017.43	100.000

Marie L. Knowles
Affirmative	8,331,749,013.44	94.217
Withheld	511,378,003.99	5.783
TOTAL	8,843,127,017.43	100.000

Ned C. Lautenbach
Affirmative	8,333,932,184.73	94.242
Withheld	509,194,832.70	5.758
TOTAL	8,843,127,017.43	100.000

Marvin L. Mann
Affirmative	8,321,718,069.45	94.104
Withheld	521,408,947.98	5.896
TOTAL	8,843,127,017.43	100.000

William O. McCoy
Affirmative	8,323,102,761.73	94.119
Withheld	520,024,255.70	5.881
TOTAL	8,843,127,017.43	100.000

Robert L. Reynolds
Affirmative	8,330,405,043.04	94.202
Withheld	512,721,974.39	5.798
TOTAL	8,843,127,017.43	100.000

Semiannual Report	84

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	8,330,466,345.57	94.203
Withheld	512,660,671.86	5.797
TOTAL	8,843,127,017.43	100.000

William S. Stavropoulos
Affirmative	8,324,198,904.89	94.132
Withheld	518,928,112.54	5.868
TOTAL	8,843,127,017.43	100.000

Kenneth L. Wolfe
Affirmative	8,327,381,051.03	94.168
Withheld	515,745,966.40	5.832
TOTAL	8,843,127,017.43	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

85 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax Exempt Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund)

Semiannual Report

86

have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

87 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Citibank, N.A.
New York, NY (Tax Exempt Fund)
Custodian
The Bank of New York
New York, NY (Prime Fund &
Treasury Fund)
Citibank, N.A.
New York, NY (Tax Exempt Fund)

DMFI SANN-0606 433594.1.0 1.703547.108

Fidelity Tax-Free Money Market Fund A Class of Fidelity® Cash Management Funds: Tax Exempt Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their values.
Financial Statements	41	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	47	Notes to the financial statements.
Proxy Voting Results	53

Board Approval of	55
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Daily Money Class
Actual	$ 1,000.00	$ 1,012.30	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,011.00	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax Free Money Market
Fund
Actual	$ 1,000.00	$ 1,013.50	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Daily Money Class	70%
Capital Reserves Class	95%
Fidelity Tax Free Money Market Fund	45%

5 Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	4/30/06	10/31/05	4/30/05
0 – 30	87.2	90.8	90.6
31 – 90	2.1	1.2	2.7
91 – 180	8.4	0.4	4.3
181 – 397	2.3	7.6	2.4
Weighted Average Maturity
	4/30/06	10/31/05	4/30/05
Tax Exempt Fund	23 Days	28 Days	20 Days
All Tax Free Money Market
Funds Average*	21 Days	28 Days	24 Days

*Source: iMoneyNet, Inc.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities 95.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.8%
Alabama Gen. Oblig. Participating VRDN Series MS 668,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating
VRDN Series Putters 124, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.84% (Liquidity Facility
Svenska Handelsbanken AB) (b)(d)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 3.85%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN Series EGL 02 6009 Class A, 3.84%
(Liquidity Facility Citibank NA, New York) (b)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.82%,
LOC AmSouth Bank NA, Birmingham, VRDN (b)	4,700	4,700
Jefferson County Ltd. Oblig. School Warrants Series B, 3.83%
(AMBAC Insured), VRDN (b)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.83% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
529, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	2,500	2,500
		62,705

Alaska – 1.4%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN
Series PT 1986, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,780	5,780
Anchorage Gen. Oblig. Participating VRDN Series PT 2655,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,790	5,790
CIVICVentures Rev. Participating VRDN Series Solar 06 33,
3.83% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,400	12,400
Matanuska-Susitna Borough Participating VRDN Series Merlots
01 A114, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	3,105	3,105
Valdez Marine Term. Rev.:
Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender
6/1/06 (b)	8,000	8,000
(BP Pipelines, Inc. Proj.) Series 2003 A, 3.81%, VRDN (b)	7,705	7,705
		47,415

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – 1.4%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 3,000	$ 3,000
Series ROC II R174, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN
Series MACN 05 L, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)	2,575	2,575
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN Series ROC II R6039, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	2,090	2,090
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series PT 1401, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
3.82%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,960	3,960
Participating VRDN:
Series EGL 06 14 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	12,070	12,070
Series MS 04 1227, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	1,900	1,900
Series PT 1512, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,000	1,000
Series SG 03 160, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	3,600	3,600
		47,690

California – 1.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN Series Putters 395, 3.83% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Edl. Facilities Auth. Rev. Participating VRDN
Series MS 1267, 3.81% (Liquidity Facility Morgan
Stanley) (b)(d)	8,959	8,959
California Gen. Oblig. Participating VRDN Series Putters 132,
3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,485	2,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Reg’l. Arpt. Impt. Rev. (Los Angeles Int’l. Arpt./Air
France Proj.) 4.07%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN
Series Putters 487, 3.83% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	12,750	12,750
		43,949

Colorado – 2.6%
Adams County Rev. Participating VRDN Series MS 1260,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	14,000	14,000
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	19,500	19,635
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series TOC 06 Z2, 3.87% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	2,300	2,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.95%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43%
1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	3,600	3,600
Series SGB 28, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating
VRDN Series Putters 1252, 3.84% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,655	5,655
E-470 Pub. Hwy. Auth. Rev. Participating VRDN
Series 04 BS 219 Class A, 3.92% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	4,545	4,545
Larimer County School District #R1, Poudre Participating
VRDN Series ROC II R4535, 3.84% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,800	2,800
Larimer Weld & Boulder Counties Participating VRDN
Series PT 3317, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,225	4,225
Mesa County Valley School District #051, Grand Junction
Participating VRDN Series Putters 684, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	1,995	1,995
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.83%, VRDN (b)	1,300	1,300

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 3,890	$ 3,890
Series Putters 862, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,025	5,025
		88,270

Delaware – 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.9%, VRDN (b)	3,500	3,500
Series 1999 A, 4%, VRDN (b)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997
B, 3.82%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,070	4,070
		10,570

District Of Columbia – 1.2%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	1,875	1,875
TRAN 4% 9/29/06	25,700	25,773
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.89% (AMBAC
Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.85%, LOC Bank of
America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.85%, LOC Bank of America
NA, VRDN (b)	2,630	2,630
(Saint Patrick’s Episcopal Proj.) 3.8%, LOC SunTrust Banks,
Inc., VRDN (b)	6,600	6,600
		41,653

Florida – 4.2%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	13,000	13,000
Series EGL 01 905, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	10,200	10,200
Series EGL 7050031 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,900	4,900
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT
2036, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,120	8,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%,
tender 11/14/06 (Liquidity Facility Wachovia Bank
NA) (b)(d)(e)	$ 16,190	$ 16,190
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
3.84% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Hernando County Wtr. and Swr. Rev. Participating VRDN
Series Solar 06 35, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	5,250	5,250
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) Series C, 3.82%,
VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985,
3.95%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98
127, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 3.84% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Miami-Dade County Aviation Rev. Participating VRDN Series
PA 1309, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,000	5,000
Palm Beach County Rev. (Planned Parenthood Proj.) 3.82%,
LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Port of Saint Lucie Util. Rev. Series A, 3.82% (MBIA Insured),
VRDN (b)	10,000	10,000
Santa Rosa County School Board Ctfs. of Prtn. Participating
VRDN Series Putters 1293Z, 3.84% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	2,650	2,650
Sunshine State Govt. Fing. Commission Rev.:
Series 1986, 3.87% (AMBAC Insured), VRDN (b)	9,880	9,880
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured),
CP	15,300	15,300
Series D, 3.51% 8/2/06 (FGIC Insured) (AMBAC Insured),
CP	6,600	6,600
Series I, 3.51% 8/2/06 (CIFG North America Insured)
(AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA
576, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994,
3.9%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS
972, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	3,600	3,600
		142,390

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating
VRDN Series EGL 7053030 Class A, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	$ 5,200	$ 5,200
Atlanta Dev. Auth. Student Hsg. Rev. Bonds Series Putters 145,
3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)	9,505	9,505
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,700	4,700
Series Putters 513, 3.84% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	9,985	9,985
Series SGA 145, 3.85% (Liquidity Facility Societe
Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03
140, 3.85% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series 2000 A, 3.87%, LOC Gen. Elec. Cap.
Corp., VRDN (b)	7,000	7,000
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.)
Series 1999, 3.8%, LOC SunTrust Banks, Inc., VRDN (b)	9,000	9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School
Proj.) 3.82%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,295	4,295
Series Solar 06 51, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	4,300	4,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN
Series Floaters 01 675, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,900	5,900
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.51%
8/10/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (b)	4,800	4,800
		84,485

Hawaii – 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,280	3,280
Series ROC II R 6035, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,885	1,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Participating VRDN: – continued
Series ROC II R 6504, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	$ 2,075	$ 2,075
Honolulu City & County Gen. Oblig. Participating VRDN
Series EGL 7050052 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	5,000	5,000
		12,240

Illinois – 8.7%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.9% (Liquidity Facility Bank of America
NA) (b)(d)	3,400	3,400
Series MS 1063, 3.9% (Liquidity Facility Morgan
Stanley) (b)(d)	5,225	5,225
Series PT 2446, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,505	5,505
Series PZ 60, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,100	2,100
Chicago Gas Supply Rev. Participating VRDN Series MT 201,
3.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.95% (Liquidity Facility Citibank NA,
New York) (b)(d)	2,500	2,500
Series PT 1592, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,770	5,770
Series PT 2360, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,535	5,535
Series PT 2361, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,740	1,740
Series Solar 06 38, 3.83% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	10,755	10,755
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series MS
1284, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.83% (FGIC Insured), VRDN (b)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series
EGL 01 1304, 3.84% (Liquidity Facility Citibank NA, New
York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	18,785	18,785
Series Merlots 97 V, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	1,285	1,285

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)		$ 1,200	$ 1,200
Series PA 591, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots
00 A9, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(d)		9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series MS 1088, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)		6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High
School Proj.) Series 1994, 4.07%, LOC Allied Irish Banks
PLC, VRDN (b)		1,000	1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)		4,690	4,690
Series PA 896R, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.87%, LOC JPMorgan
Chase Bank, VRDN (b)		4,100	4,100
Illinois Fin. Auth. Rev.:
Participating VRDN Series PT 3029, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)		7,800	7,800
(Illinois College Proj.) 3.82%, LOC U.S. Bank NA,
Minnesota, VRDN (b)		10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.82%, LOC M&I Marshall &
Ilsley Bank, VRDN (b)		7,000	7,000
Illinois Gen. Oblig.:
Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)		5,415	5,415
Participating VRDN:
Series MACN 06 L, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)		1,745	1,745
Series MS 98 143, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)		1,500	1,500
Series PT 1882, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		4,410	4,410
Series PT 2131, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		7,700	7,700
Series Putters 133, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)		4,335	4,335
Series Putters 409, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)		5,765	5,765
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.: – continued
Participating VRDN:
Series Putters 679, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	$ 2,935	$ 2,935
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of
Chicago Proj.) Series 1997, 3.83%, LOC Bank of America
NA, VRDN (b)	13,800	13,800
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.88% (Liquidity Facility Bank of America
NA) (b)(d)	2,000	2,000
Series BA 04 A, 3.84% (Liquidity Facility Bank of America
NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,760	3,760
Series Merlots 01 A93, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,650	3,650
Series Merlots 02 A24, 3.82% (Liquidity Facility Bank of
New York, New York) (b)(d)	4,955	4,955
Series SGB 19, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	10,625	10,625
Series PT 1929, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,240	3,240
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995,
4.2%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series PA 1058, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,350	1,350
Series TOC 06 Z1, 3.87% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	3,955	3,955
Series TOC 06 Z8, 3.87% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	6,240	6,240

See accompanying notes which are an integral part of the financial statements.

15		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)	$ 2,400	$ 2,400
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 3.93% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series
EGL 04 45 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314,
3.87% (Liquidity Facility Deutsche Postbank Ag) (b)(d)	7,700	7,700
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series Merlots 01 A105, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,060	3,060
Series PT 2620, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,180	5,180
Will & Kendall Counties Cmnty. Consolidated School District
#202 Participating VRDN Series ROC II R4031, 3.84%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,575	2,575
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN:
Series PZ 47, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,000	9,000
Series PZ 81, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,585	3,585
Will County School District #122 Participating VRDN Series PZ
48, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.92%,
LOC JPMorgan Chase Bank, VRDN (b)	2,840	2,840
		297,241

Indiana – 3.6%
Aurora School Bldg. Corp. Participating VRDN Series PT
2456, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	10,375	10,375
Boone County Hosp. Assoc. Lease Rev. Participating VRDN
Series Putters 908, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	5,100	5,100
Ctr. Grove School Bldg. Corp. Bonds Series Putters 727, 3.6%,
tender 8/24/06 (Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)	6,755	6,755
Elkhart County Gen. Oblig. Participating VRDN Series Putters
553, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,145	2,145
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT
2224, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,525	$ 5,525
Indiana Bond Bank Participating VRDN Series ROC II R2079,
3.84% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,415	2,415
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.)
Series B, 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II
R6072, 3.84% (Liquidity Facility Citibank NA) (b)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,340	6,340
Series Merlots B21, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	4,140	4,140
Series MS 853, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,000	2,000
Series PT 2189, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,980	2,980
Series PT 2296, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,290	5,290
Indianapolis Local Pub. Impt. Bond Bank Series F1, 3.8%
(MBIA Insured), VRDN (b)	7,165	7,165
Indianapolis Thermal Energy Sys. Bonds Series Putters 700,
3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)(e)	6,555	6,555
M.S.D. Warren Township Vision 2005 School Bldg. Corp.
Participating VRDN Series Merlots 01 A52, 3.82% (Liquidity
Facility Bank of New York, New York) (b)(d)	6,595	6,595
Merrillville Multi-School Bldg. Corp. Participating VRDN
Series Putters 922, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	9,945	9,945
Mount Vernon of Hancock County Multi-School Corp.
Participating VRDN Series DB 137, 3.84% (Liquidity Facility
Deutsche Bank AG) (b)(d)	4,065	4,065
North Daviess School Bldg. Corp. Bonds Series ROC II R2203,
3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)(e)	6,605	6,605

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Northwest Allen School Bldg. Corp. Participating VRDN
Series PT 2610, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 9,830	$ 9,830
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.)
Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota,
VRDN (b)	6,300	6,300
		123,340

Iowa 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Kansas 0.8%
Overland Park Gen. Oblig. Participating VRDN Series SG 01
155, 3.84% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender
2/1/07 (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)(e)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series
Putters 1136, 3.84% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	3,015	3,015
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series Putters 595, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	1,800	1,800
		27,510

Kentucky 0.7%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League
Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth
Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care
Proj.) Series B:
3.8% (MBIA Insured), VRDN (b)	5,000	5,000
3.81% (MBIA Insured), VRDN (b)	7,250	7,250
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.97% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	1,300	1,300
		25,250

Louisiana – 1.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN
Series PT 2037, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	12,010	12,010
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax
Participating VRDN Series MS 06 1307, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	11,700	11,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC
II R 3035, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	$ 5,790	$ 5,790
Louisiana Gen. Oblig. Participating VRDN Series MT 190,
3.84% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	6,275	6,275
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow
Chemical Co. Proj.) Series 1991, 3.7% tender 7/26/06,
CP mode	8,400	8,400
		44,175

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	3,000	3,000
Series Putters 546, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,850	2,850
		5,850

Maryland 0.6%
Baltimore County Gen. Oblig. Series 1995, 3.51%
8/1/06, CP	4,550	4,550
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 3.6% tender 5/4/06, LOC
Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev.
Participating VRDN Series PA 1259, 3.84% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.
Participating VRDN Series MS 06 1310, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	7,600	7,600
		20,950

Massachusetts 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series EGL 06 37 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	8,800	8,800
Series EGL 720050007 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	12,100	12,100

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04
5 Class A, 3.84% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050063 Class A, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	5,000	5,000
		30,100

Michigan – 2.9%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 3.85%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 1581,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,505	5,505
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	4,000	4,000
Series Merlots 01 A103, 3.82% (Liquidity Facility Bank of
New York, New York) (b)(d)	1,200	1,200
Series SGB 47, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters
200, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	1,270	1,270
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 3.84% (Liquidity Facility Citibank NA) (b)(d)	2,655	2,655
Hudsonville Pub. Schools Participating VRDN Series PT 2797,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,335	6,335
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem.
Hosp.) Series 2005 B, 3.82%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (b)	10,000	10,000
L’Anse Creuse Pub. Schools Participating VRDN Series Putters
927, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,485	5,485
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	17,235	17,235
Series MS 907, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	4,948	4,948
Series Stars 101, 3.83% (Liquidity Facility BNP Paribas
SA) (b)(d)	1,680	1,680
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender
10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity
Facility Svenska Handelsbanken AB) (b)(d)(e)	7,700	7,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Health Care Equip. Ln. Prog.):
Series B, 3.84%, LOC Lasalle Bank Midwest NA, VRDN (b)	$ 1,200	$ 1,200
3.84%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
Oakridge Pub. Schools Participating VRDN Series PT 3059,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030	3,030
		100,553

Minnesota 1.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 3.85% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	9,680	9,680
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.82%
(Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	3,100	3,100
Series ROC II 99 4, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus
College Proj.) 3.83%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.)
Series 1995, 3.85%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN
Series ROC II R30, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833
Participating VRDN Series ROC II R34, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	7,080	7,080
		46,315

Mississippi – 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.)
Series 1993, 3.79%, VRDN (b)	21,100	21,100
Missouri – 1.0%
Howard Bend Levee District Participating VRDN Series PT
3338, 3.84% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,520	5,520
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN
Series PT 1843, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,805	6,805

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 3.87%, LOC
U.S. Bank NA, Minnesota, VRDN (b)	$ 3,800	$ 3,800
(BJC Health Sys. Proj.) Series B, 3.81% (Liquidity Facility
Bank of Nova Scotia, New York Agcy.) (Liquidity Facility
JPMorgan Chase Bank), VRDN (b)	7,800	7,800
(SSM Health Care Sys. Proj.) Series C2, 3.78% (FGIC
Insured), VRDN (b)	7,000	7,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 02 6026 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	2,700	2,700
		33,625

Montana 0.8%
Montana Facility Fin. Auth. Rev. (Sisters of Charity
Leavenworth Health Sys. Proj.) 3.8%, VRDN (b)	26,210	26,210
Nebraska – 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series
MS 1289, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,100	5,100
		9,660

Nevada 0.7%
Clark County Gen. Oblig. Participating VRDN Series Putters
1309, 3.84% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,650	5,650
Las Vegas New Convention & Visitors Auth. Rev. Participating
VRDN Series Putters 802, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,175	4,175
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,270	5,270
Series SGB 31, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN
Series Putters 1134, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,295	5,295
		22,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev.
(Monadnock Cmnty. Hosp. Proj.) 3.83%, LOC SunTrust
Banks, Inc., VRDN (b)	$ 7,745	$ 7,745
New Jersey – 1.1%
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291,
3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,440	8,440
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	16,000	16,000
Series PA 614, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,825	3,825
Series PT 2493, 3.82% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	7,475	7,475
New Jersey Trans. Trust Fund Auth. Participating VRDN
Series PT 1204, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,500	3,500
		39,240

New Mexico – 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN
Series PT 3133, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,555	3,555
New York – 6.4%
Liberty Dev. Corp. Rev. Participating VRDN:
Series MS 04 1238, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	15,930	15,930
Series MS 1295, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	25,000	25,000
Series PA 1369, 3.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,800	7,800
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN
Series PA 996, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Svc. Contract Rev. Participating
VRDN Series PT 1967, 3.83% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,410	6,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series EGL 04 15 Class A, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	25,175	25,175
Series EGL 04 33 Class A, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	8,500	8,500
Series MS 1070, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN: – continued
Series MS 1071, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 15,540	$ 15,540
Series ROC II R406, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	22,700	22,700
Series ROC II R531, 3.83% (Liquidity Facility Citibank
NA) (b)(d)	16,795	16,795
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 7053001 Class A, 3.83% (Liquidity Facility
Citibank NA) (b)(d)	8,600	8,600
Series PT 2646, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	20,000	20,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series MS 00 368, 3.82% (Liquidity
Facility Morgan Stanley) (b)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 3.82% (Liquidity Facility Morgan
Stanley) (b)(d)	3,760	3,760
Series PT 1839, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,620	5,620
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN
Series PT 1092, 3.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,450	2,450
		217,085

North Carolina – 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 3.8% (Liquidity
Facility Wachovia Bank NA), VRDN (b)	13,575	13,575
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Participating VRDN Series MS 1272, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	6,865	6,865
Series C, 3.79% (Liquidity Facility Bank of America NA),
VRDN (b)	7,400	7,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev.
(Guilford College Proj.) Series A, 3.82%, LOC Branch
Banking & Trust Co., VRDN (b)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.82%, LOC Branch Banking & Trust
Co., VRDN (b)	5,790	5,790
(High Point Univ. Proj.) 3.82%, LOC Branch Banking & Trust
Co., VRDN (b)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.
Participating VRDN Series MS 955 D, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 7,330	$ 7,330
North Carolina Gen. Oblig.:
Participating VRDN Series EGL 720051001 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)	3,370	3,370
Series 2002 E, 3.8% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	4,855	4,855
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series EGL 05 3014 Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.8%
(Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,080	5,080
		74,040

Ohio – 1.9%
Bellefontaine Healthcare Facilities Rev. (High Point Reg’l.
Cancer Ctr. Proj.) 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	3,770	3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 3.86%, VRDN (b)	14,000	14,000
Subseries B3, 3.86%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,147
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 4.02%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,555	12,555
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.84%
(Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	5,000	5,000
Series 2004 B, 3.82%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	5,500	5,500
(The College of Mount Saint Joseph Proj.) 3.83%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,846
		65,378

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – 1.2%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ.
Proj.) Series 2005 B, 3.8%, LOC Bank of America NA,
VRDN (b)	$ 28,460	$ 28,460
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase
III Proj.) 3.82% (AMBAC Insured), VRDN (b)	13,500	13,500
		41,960

Oregon – 1.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN Series PT 1435, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med.
Group Proj.) Series 2004 A, 3.8%, LOC Bank of New York,
New York, LOC California Teachers Retirement Sys.,
VRDN (b)	29,300	29,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 4.01% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
Portland Urban Renewal & Redev. Participating VRDN
Series PT 3287, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,495	7,495
		47,595

Pennsylvania – 4.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN
Series Putters 1281, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.83%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.9%,
VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.82%, LOC
Comerica Bank, Detroit, VRDN (b)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty.
Rev. (Kendal-Crosslands Communities Proj.) Series 2003,
3.82%, LOC Allied Irish Banks PLC, VRDN (b)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic
School Proj.) 3.83%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.82%
(FSA Insured), VRDN (b)	11,900	11,900
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.
(Gaudenzia Foundation, Inc. Prog.) 3.83%, LOC PNC Bank
NA, Pittsburgh, VRDN (b)	3,700	3,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 3.85%, LOC Unicredito
Italiano Spa, VRDN (b)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	2,925	2,925
(King’s College Proj.) Series 2001 H6, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	900	900
(Student Assoc., Inc. Proj.) Series A, 3.8%, LOC Citizens
Bank of Pennsylvania, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,805	2,805
Series Putters 371Z, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds
Series AAB 04 9, 3.84%, tender 5/5/06 (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.84% (Liquidity
Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN Series A, 4% 6/30/06	8,600	8,609
Philadelphia School District Bonds:
Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility
DEPFA BANK PLC) (b)(d)(e)	19,265	19,265
Series PT 2793, 3.6%, tender 9/1/06 (Liquidity Facility
Dexia Cr. Local de France) (b)(d)(e)	6,990	6,990
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
SG 158, 3.83% (Liquidity Facility Societe Generale) (b)(d)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.83%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5%
4/26/07	12,900	13,062
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Participating VRDN Series Putters 1228, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.83%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		164,276

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.
Series 2004 A, 3.8% (MBIA Insured), VRDN (b)	$ 2,535	$ 2,535
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New
England Proj.) Series 2002 A, 3.8%, LOC Fleet Nat’l. Bank,
VRDN (b)	15,810	15,810
		18,345

South Carolina – 2.5%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,500	5,500
Charleston Wtrwks. & Swr. Rev. Series A, 3.8% (Liquidity
Facility Bank of America NA), VRDN (b)	9,000	9,000
Greenville County School District Installment Purp. Rev.
Participating VRDN Series PT 3393, 3.84% (Liquidity Facility
Dexia Cr. Local de France) (b)(d)	15,960	15,960
Greer Combined Util. Sys. Rev. Participating VRDN Series
Merlots 02 A30, 3.82% (Liquidity Facility Wachovia Bank
NA) (b)(d)	3,750	3,750
Horry County School District Participating VRDN Series PT
2033, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.95%, VRDN (b)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating
VRDN Series PT 3245, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC
Central Energy Plant Proj.) 3.8%, LOC Bank of America NA,
VRDN (b)	14,800	14,800
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev.
(The Methodist Home Proj.) Series 1994, 3.85%, LOC Bank
of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 1094, 3.6%, tender 8/24/06 (Liquidity
Facility JPMorgan Chase Bank) (b)(d)(e)	2,855	2,855
Participating VRDN Series ROC II R6007, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	4,545	4,545
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN Series PT 3186, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	7,320	7,320
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
3.75% tender 7/3/06, CP mode	3,200	3,200
		85,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – 3.1%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 3.9% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	$ 14,200	$ 14,200
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 3.8%, LOC Bank
of America NA, VRDN (b)	4,000	4,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	4,595	4,595
Series MS 976, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	6,309	6,309
Memphis Gen. Oblig. 3.65% 9/5/06 (Liquidity Facility WestLB
AG), CP	12,100	12,100
Metropolitan Govt. Nashville & Davidson County Indl. Rev.
(Ridgelake Apts. Proj.) 3.83%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.):
Series 1999, 3.8%, LOC Bank of America NA, VRDN (b)	6,495	6,495
3.8%, LOC Bank of America NA, VRDN (b)	7,900	7,900
Rutherford County Gen. Oblig. Participating VRDN Series
Putters 643, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,990	1,990
Shelby County Gen. Oblig. Series 2006 B, 3.8% (Liquidity
Facility California Teachers Retirement Sys.) (Liquidity Facility
State Street Bank & Trust Co., Boston), VRDN (b)	33,000	33,000
		107,618

Texas 17.2%
Aldine Independent School District Participating VRDN Series
Putters 827, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,930	2,930
Austin Util. Sys. Rev. Series A, 3.51% 8/10/06, LOC
JPMorgan Chase Bank, LOC State Street Bank & Trust Co.,
Boston, CP	13,155	13,155
Bastrop Independent School District Participating VRDN Series
ROC II R492, 3.84% (Liquidity Facility Citibank NA) (b)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 3.87%, LOC JPMorgan
Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	8,000	8,000
Series Putters 517, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,995	5,995

See accompanying notes which are an integral part of the financial statements.

29		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN: – continued
Series TOC 05 Y, 3.84% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	$ 5,945	$ 5,945
Boerne Independent School District Participating VRDN Series
Putters 626, 3.84% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	3,180	3,180
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 3.93%, VRDN (b) .	2,600	2,600
Corpus Christi Gen. Oblig. Participating VRDN Series PT
2105, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,840	4,840
Corsicana Independent School District Participating VRDN
Series DB 111, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	5,090	5,090
Crowley Independent School District Participating VRDN Series
PT 3039, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,100	7,100
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.84% (Liquidity Facility
Citibank NA) (b)(d)	2,800	2,800
Series PT 2210, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,300	7,300
Series ROC II R6069, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	3,475	3,475
Denton County Lewisville Independent School District
Participating VRDN Series SGA 134, 3.85% (Liquidity
Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series
MS 451, 3.84% (Liquidity Facility Morgan Stanley) (b)(d)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
3.85% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN
Series SGA 149, 3.85% (Liquidity Facility Societe
Generale) (b)(d)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,605	3,605
Granbury Independent School District Participating VRDN
Series SG 129, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN
Series Putters 524, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,700	2,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig. Participating VRDN:
Series MSTC 01 126 Class A, 3.82% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	$ 26,000	$ 26,000
Series Putters 1099, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,800	2,800
Series Putters 505, 3.84% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	10,580	10,580
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.)
Series 2001 C, 3.85% (MBIA Insured), VRDN (b)	3,300	3,300
Hays Consolidated Independent School District Participating
VRDN Series PT 2462, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters
1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.)
3.82%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	9,000	9,000
Series SG 03 161, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,400	1,400
Series SG 149, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev.:
Bonds Series ROC II 2084, 3.45%, tender 8/10/06
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)(e)	5,235	5,235
Participating VRDN Series Putters 380, 3.84% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (b)(d)(e)	8,200	8,200
Participating VRDN Series ROC II R242, 3.84% (Liquidity
Facility Citibank NA) (b)(d)	3,875	3,875
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating
VRDN Series SG 139, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (b)	5,200	5,200
Participating VRDN Series DB 169, 3.84% (Liquidity Facility
Deutsche Bank AG) (b)(d)	3,375	3,375

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.92% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	$ 1,500	$ 1,500
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,120	7,120
Series PT 3229, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,350	5,350
Series Putters 527, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,150	3,150
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3.82% (Liquidity Facility Wachovia
Bank NA) (b)(d)	2,285	2,285
Series SG 120, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.85% (FSA
Insured), VRDN (b)	4,460	4,460
Lower Colorado River Auth. Rev. 3.86% 5/25/06, LOC
JPMorgan Chase Bank, LOC WestLB AG, CP	14,000	14,000
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN:
Series MS 1082, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	5,743	5,743
Series PT 1818, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN
Series Putters 704, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	1,995	1,995
Midlothian Independent School District Participating VRDN
Series PT 3081, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,735	5,735
Montgomery County Muni. Util. District #46 Participating
VRDN Series Putters 548, 3.84% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	1,710	1,710
New Caney Independent School District Participating VRDN
Series MS 1286, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	9,540	9,540
Northside Independent School District Participating VRDN
Series PT 2329, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,640	4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN
Series PT 3190, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,730	5,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Pearland Independent School District Participating VRDN
Series SG 106, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	$ 500	$ 500
Plano Independent School District Participating VRDN Series
SGA 128, 3.85% (Liquidity Facility Societe Generale) (b)(d) .	1,680	1,680
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series
SGA 109, 3.85% (Liquidity Facility Societe Generale) (b)(d) .	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II
R2135, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	6,595	6,595
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	9,995	9,995
Series SG 101, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	2,700	2,700
Series SG 104, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	12,250	12,250
Series SG 105, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	11,700	11,700
Series Stars 112, 3.84% (Liquidity Facility BNP Paribas
SA) (b)(d)	1,040	1,040
3.9% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01
28, 3.85%, tender 5/5/06 (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots
00 VV, 3.82% (Liquidity Facility Wachovia Bank NA) (b)(d) .	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.84% (Liquidity Facility Citibank NA,
New York) (b)(d)	5,805	5,805
Series ROC II R2222, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,150	4,150
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship
Christian Academy Proj.) 3.85%, LOC Bank of America NA,
VRDN (b)	2,800	2,800
Spring Independent School District Participating VRDN Series
MT 82, 3.84% (Liquidity Facility BNP Paribas SA) (b)(d)	5,395	5,395
Sunnyvale School District Participating VRDN Series Putters
619, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,575	5,575

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tarrant Reg’l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 10,365	$ 10,365
Series PT 976, 3.84% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.84%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,405	6,405
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender
8/24/06 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e) .	1,455	1,455
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,800	4,800
Series LB 05 K15, 3.9% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	8,000	8,000
Series MACN 05 I, 3.84% (Liquidity Facility Bank of
America NA) (b)(d)	4,695	4,695
Series PT 3018, 3.84% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,500	5,500
Series Putters 1024, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	8,955	8,955
TRAN 4.5% 8/31/06	85,800	86,196
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 76, 3.88% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,290	5,290
Trinity River Auth. Rev.:
Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)(e)	3,460	3,460
Participating VRDN Series Putters 1058, 3.84% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	5,125	5,125
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.84% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA
112, 3.82% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters
581, 3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,880	3,880
		586,594

Utah 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Participating VRDN:
Series EGL 96 C4402 Class A, 3.84% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,000	4,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Participating VRDN: – continued
Series MS 00 409, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 1,535	$ 1,535
Series MS 175, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917,
3.84% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,615	5,615
Salt Lake County Hosp. Rev. Participating VRDN Series PT
1467, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,305	6,305
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc.
Proj.):
Series 1994, 3.81%, VRDN (b)	4,970	4,970
Series B, 3.8%, VRDN (b)	4,000	4,000
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN
Series PT 1813, 3.85% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976,
3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,140	5,140
		50,550

Vermont – 0.1%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med.
Ctr. Proj.) Series A, 3.83%, LOC SunTrust Banks, Inc.,
VRDN (b)	4,900	4,900
Virginia – 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.89% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George
Mason Univ. Foundation, Inc., Proj.) 3.8%, LOC SunTrust
Banks, Inc., VRDN (b)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.) Series 1984:
3.58% tender 5/9/06, CP mode	4,000	4,000
3.75% tender 5/3/06, CP mode	1,000	1,000
3.8% tender 5/2/06, CP mode	4,000	4,000
4.05% tender 5/15/06, CP mode	2,000	2,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys.
Proj.) 3.9%, VRDN (b)	26,225	26,225

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1303, 3.86% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 10,000	$ 10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 3.84% (Liquidity Facility Morgan
Stanley) (b)(d)	2,300	2,300
		58,925

Washington 2.6%
Central Puget Sound Reg’l. Trans. Auth. Sales Tax & Motor
Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00
101, 3.82% (Liquidity Facility Bear Stearns Companies,
Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.84% (Liquidity Facility Deutsche Bank
AG) (b)(d)	2,720	2,720
Series PT 734, 3.84% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 3.84% (Liquidity Facility Citibank
NA) (b)(d)	2,230	2,230
Series ROC II R3012, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	9,770	9,770
King County Gen. Oblig. Participating VRDN Series ROC II
R1028, 3.84% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,300	5,300
King County Rural Library District Participating VRDN Series
Putters 1015, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,665	5,665
King County School District #401 Highline Pub. Schools Bonds
Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility
JPMorgan Chase Bank) (b)(d)(e)	2,975	2,975
King County Swr. Rev. Participating VRDN Series MS 01 554,
3.84% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. Participating VRDN Series ROC II R2041, 3.84%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,950	3,950
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.82%, LOC
Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.84% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,865	3,865
Series Putters 1199, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,630	3,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series Putters 1296, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	$ 1,700	$ 1,700
Series Putters 509, 3.84% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,470	5,470
Series SGA 35, 3.85% (Liquidity Facility Societe
Generale) (b)(d)	1,000	1,000
Series SGB 09, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	900	900
Series SGB 11, 3.84% (Liquidity Facility Societe
Generale) (b)(d)	4,595	4,595
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 3.85%, LOC Bank of America NA,
VRDN (b)	2,200	2,200
		88,765

West Virginia – 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation
Prog.) Series 1998 A, 4%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)	4,030	4,030
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.84% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,385	2,385
Series ROC II R4067, 3.84% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,680	4,680
		11,095

Wisconsin – 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN
Series PA 1361, 3.9% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,255	3,255
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating
VRDN Series PT 3071, 3.84% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	6,740	6,740
Wisconsin Gen. Oblig. Participating VRDN Series PT 967,
3.84% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.84% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	13,190	13,190
Series Putters 399, 3.84% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,245	3,245
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 3.83%,
LOC M&I Marshall & Ilsley Bank, VRDN (b)	12,200	12,200

See accompanying notes which are an integral part of the financial statements.

37		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: – continued
(Nat’l. Regency of New Berlin, Inc. Proj.) 3.87%, LOC M&I
Marshall & Ilsley Bank, VRDN (b)	$ 6,000	$ 6,000
Series B, 3.83%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.83%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		67,055

Other – 2.8%
Fidelity Tax Free Cash Central Fund, 3.76% (a)(c)	95,470	95,470

TOTAL INVESTMENT PORTFOLIO 95.3%
(Cost $3,255,387)		3,255,387

NET OTHER ASSETS – 4.7%		159,216
NET ASSETS 100%		$ 3,414,603

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $139,415,000
or 4.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Atlanta Dev. Auth.
Student Hsg. Rev.
Bonds Series Putters
145, 3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	11/17/05 -
Chase Bank)	3/16/06	$ 9,505

Ctr. Grove School
Bldg. Corp. Bonds
Series Putters 727,
3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	12/2/05 -
Chase Bank)	3/16/06	$ 6,755
Florida Gen. Oblig.
Bonds Series Merlots
05 A22, 3.35%,
tender 11/14/06
(Liquidity Facility
Wachovia Bank NA)	11/16/05	$ 16,190
HFDC of Central
Texas, Inc. Hosp. Rev.
Bonds Series Putters
1233, 3.4%, tender
2/15/07 (Liquidity
Facility JPMorgan
Chase & Co.)	1/20/06	$ 6,600
Houston Cmnty.
College Sys. Rev.
Bonds Series ROC II
2084, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global	1/21/04 -
Markets Hldgs., Inc.)	3/8/06	$ 5,235

	Acquisition	Cost
Security	Date	(000s)
Houston Gen. Oblig.
Bonds Series PT
969, 2.95%, tender
7/20/06 (Liquidity
Facility DEPFA	5/27/04 -
BANK PLC)	1/28/05	$ 8,200
Illinois Gen. Oblig.
Bonds Series ROC II
R4536, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global
Markets Hldgs., Inc.)	3/8/06	$ 5,415

Indianapolis Thermal
Energy Sys. Bonds
Series Putters 700,
3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan	1/27/05 -
Chase & Co.)	3/16/06	$ 6,555
King County School
District #401
Highline Pub.
Schools Bonds Series
Putters 526, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase
Bank)	12/1/04	$ 2,975

Michigan Hosp. Fin.
Auth. Hosp. Rev.
Bonds Series PT
732, 2.95%, tender
7/20/06 (Liquidity
Facility Svenska	5/29/03 -
Handelsbanken AB)	12/29/03	$ 7,700
North Daviess
School Bldg. Corp.
Bonds Series ROC II
R2203, 3.45%,
tender 8/10/06
(Liquidity Facility
Citigroup Global
Markets Hldgs., Inc.)	5/11/05	$ 6,605

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

	Acquisition	Cost
Security	Date	(000s)
Philadelphia School
District Bonds Series
MT 135, 2.85%,
tender 6/15/06
(Liquidity Facility	5/27/05 -
DEPFA BANK PLC)	6/16/05	$ 19,265
Philadelphia School
District Bonds Series
PT 2793, 3.6%,
tender 9/1/06
(Liquidity Facility
Dexia Cr. Local de
France)	6/29/05	$ 6,990

Salt River Proj.
Agric. Impt. & Pwr.
District Elec. Sys.
Rev. Bonds Series
ROC II R1003,
3.45%, tender
8/10/06 (Liquidity
Facility Citigroup
Global Markets
Hldgs., Inc.)	9/25/02	$ 3,960

	Acquisition	Cost
Security	Date	(000s)
South Carolina Pub.
Svc. Auth. Rev.
Bonds Series Putters
1094, 3.6%, tender
8/24/06 (Liquidity
Facility JPMorgan
Chase Bank)	10/5/05	$ 2,855

Texas A&M Univ.
Rev. Bonds Series
Putters 945, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase
Bank)	9/29/05	$ 1,455

Trinity River Auth.
Rev. Bonds Series
Putters 1077, 3.6%,
tender 8/24/06
(Liquidity Facility
JPMorgan Chase &
Co.)	11/14/05	$ 3,460

Wichita Hosp. Rev.
Bonds Series MT
170, 3.43%, tender
2/1/07 (Liquidity
Facility Landesbank	11/10/05 -
Hessen Thuringen)	2/1/06	$ 19,695

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amount in thousands)
Fidelity Tax Free Cash Central Fund	$ 1,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $3,159,917)	$ 3,159,917
Affiliated Central Funds (cost $95,470)	95,470
Total Investments (cost $3,255,387)		$ 3,255,387
Cash		132,828
Receivable for investments sold		24,330
Receivable for fund shares sold		64,070
Interest receivable		25,212
Prepaid expenses		8
Receivable from investment adviser for expense reductions		139
Other receivables		1,038
Total assets		3,503,012

Liabilities
Payable for investments purchased	$ 11,243
Payable for fund shares redeemed	74,588
Distributions payable	215
Accrued management fee	722
Distribution fees payable	342
Other affiliated payables	1,194
Other payables and accrued expenses	105
Total liabilities		88,409

Net Assets		$ 3,414,603
Net Assets consist of:
Paid in capital		$ 3,414,411
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on
investments		186
Net Assets		$ 3,414,603
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($638,675 ÷ 638,233 shares)		$ 1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($474,016 ÷ 473,697 shares)		$ 1.00
Fidelity Tax Free Money Market Fund:
Net Asset Value, offering price and redemption price
per share ($2,301,912 ÷ 2,301,433 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 46,970
Income from affiliated Central Funds		1,075
Total income		48,045

Expenses
Management fee	$ 4,011
Transfer agent fees	3,238
Distribution fees	2,036
Accounting fees and expenses	153
Independent trustees’ compensation	6
Custodian fees and expenses	26
Registration fees	325
Audit	25
Legal	4
Miscellaneous	54
Total expenses before reductions	9,878
Expense reductions	(2,980)	6,898

Net investment income		41,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24)
Net increase in net assets resulting from operations		$ 41,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,147	$ 43,300
Net realized gain (loss)	(24)	34
Net increase in net assets resulting from operations	41,123	43,334
Distributions to shareholders from net investment income	(41,139)	(43,305)
Share transactions - net increase (decrease)	459,842	776,912
Total increase (decrease) in net assets	459,826	776,941

Net Assets
Beginning of period	2,954,777	2,177,836
End of period (including undistributed net investment
income of $6 and distributions in excess of net
investment income of $2, respectively)	$ 3,414,603	$ 2,954,777

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Daily Money Class
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.012	.016	.005	.005	.010	.026
Distributions from
net investment
income	(.012)	(.016)	(.005)	(.005)	(.010)	(.026)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.23%	1.58%	.47%	.52%	.98%	2.66%
Ratios to Average Net AssetsD
Expenses
before
reductions	.74%A	.74%	.74%	.74%	.73%	.77%
Expenses net of
fee waivers,
if any	.70%A	.70%	.70%	.70%	.70%	.70%
Expenses net of
all reductions	.56%A	.61%	.69%	.68%	.66%	.67%
Net investment
income	2.46%A	1.60%	.49%	.52%	.98%	2.59%
Supplemental Data
Net assets, end
of period
(in millions)	$ 639	$ 575	$ 625	$ 544	$ 576	$ 575

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Capital Reserves Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.011	.013	.002	.003	.007	.024
Distributions from
net investment
income	(.011)	(.013)	(.002)	(.003)	(.007)	(.024)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.10%	1.33%	.23%	.30%	.72%	2.40%
Ratios to Average Net AssetsD
Expenses
before
reductions	.99%A	.99%	.99%	.99%	.98%	1.02%
Expenses net of
fee waivers,
if any	.95%A	.95%	.94%	.93%	.95%	.95%
Expenses net of
all reductions	.81%A	.86%	.93%	.91%	.91%	.92%
Net investment
income	2.21%A	1.35%	.25%	.29%	.72%	2.33%
Supplemental Data
Net assets, end
of period
(in millions)	$ 474	$ 524	$ 504	$ 369	$ 367	$ 298

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Fidelity Tax Free Money Market Fund
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001D
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.013	.018	.007	.008	.012	.008
Distributions from
net investment
income	(.013)	(.018)	(.007)	(.008)	(.012)	(.008)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.35%	1.84%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses
before
reductions	.49%A	.49%	.49%	.49%	.49%	.53%A
Expenses net of
fee waivers,
if any	.45%A	.45%	.45%	.45%	.45%	.45%A
Expenses net of
all reductions	.31%A	.36%	.44%	.43%	.41%	.42%A
Net investment
income	2.71%A	1.85%	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end
of period
(in millions)	$ 2,302	$ 1,856	$ 1,049	$ 495	$ 254	$ 78

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax Exempt Fund (the fund) is a fund of Fidelity Newbury Street Trust (the trust) (formerly Newbury Street Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Dela ware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Cost for federal income tax purposes	$ 3,255,387

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Note Purchase Agreements. The fund, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $6,324 of notes with a floating rate coupon based on an Index Rate as defined in the agreement and maturing on August 31, 2006.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material

Semiannual Report

48

2. Operating Policies continued
Note Purchase Agreements continued

adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2006, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Daily Money Class	.00%	.25%	$ 781	$ 28
Capital Reserves Class	.25%	.25%	1,255	55
			$ 2,036	$ 83

Sales Load. FDC, receives the proceeds of deferred sales charges of ..25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund’s transfer and shareholder servicing agent functions. FIIOC receives account fees and asset based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 622
Capital Reserves Class	498
Fidelity Tax Free Money Market Fund	2,118
$ 3,238

Citibank also has a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

4. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Daily Money Class	.70%	$ 131
Capital Reserves Class	.95%	107
Fidelity Tax Free Money Market Fund	.45%	460

Semiannual Report

50

4. Expense Reductions - continued

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $26 and $153, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Daily Money Class	$ 409
Capital Reserves Class	329
Fidelity Tax Free Money Market Fund	1,365

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Daily Money Class	$ 7,627	$ 9,417
Capital Reserves Class	5,483	6,442
Fidelity Tax Free Money Market Fund	28,029	27,446
Total	$ 41,139	$ 43,305

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
Daily Money Class
Shares sold	1,643,606	2,995,165
Reinvestment of distributions	7,183	8,704
Shares redeemed	(1,587,073)	(3,054,026)
Net increase (decrease)	63,716	(50,157)
Capital Reserves Class
Shares sold	1,176,436	2,299,484
Reinvestment of distributions	5,391	6,281
Shares redeemed	(1,231,430)	(2,285,709)
Net increase (decrease)	(49,603)	20,056
Fidelity Tax Free Money Market Fund
Shares sold	5,404,667	6,423,517
Reinvestment of distributions	27,542	27,099
Shares redeemed	(4,986,480)	(5,643,603)
Net increase (decrease)	445,729	807,013

Semiannual Report 52

Proxy Voting Results

A special meeting of each fund’s shareholders was held on December 14, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	6,862,949,388.88	77.608
Against	1,502,102,564.99	16.986
Abstain	381,973,056.56	4.320
Broker
Non Votes .	96,102,007.00	1.087
TOTAL	8,843,127,017.43	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	8,331,856,005.11	94.218
Withheld	511,271,012.32	5.782
TOTAL	8,843,127,017.43	100.000
Albert R. Gamper, Jr.B
Affirmative	8,330,970,322.70	94.208
Withheld	512,156,694.73	5.792
TOTAL	8,843,127,017.43	100.000
Robert M. Gates
Affirmative	8,316,438,946.32	94.044
Withheld	526,688,071.11	5.956
TOTAL	8,843,127,017.43	100.000
George H. Heilmeier
Affirmative	8,326,545,588.92	94.158
Withheld	516,581,428.51	5.842
TOTAL	8,843,127,017.43	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	8,308,014,284.72	93.949
Withheld	535,112,732.71	6.051
TOTAL	8,843,127,017.43	100.000

Edward C. Johnson 3d
Affirmative	8,269,496,771.82	93.513
Withheld	573,630,245.61	6.487
TOTAL	8,843,127,017.43	100.000

Stephen P. Jonas
Affirmative	8,330,499,363.35	94.203
Withheld	512,627,654.08	5.797
TOTAL	8,843,127,017.43	100.000

Marie L. Knowles
Affirmative	8,331,749,013.44	94.217
Withheld	511,378,003.99	5.783
TOTAL	8,843,127,017.43	100.000

Ned C. Lautenbach
Affirmative	8,333,932,184.73	94.242
Withheld	509,194,832.70	5.758
TOTAL	8,843,127,017.43	100.000

Marvin L. Mann
Affirmative	8,321,718,069.45	94.104
Withheld	521,408,947.98	5.896
TOTAL	8,843,127,017.43	100.000

William O. McCoy
Affirmative	8,323,102,761.73	94.119
Withheld	520,024,255.70	5.881
TOTAL	8,843,127,017.43	100.000

Robert L. Reynolds
Affirmative	8,330,405,043.04	94.202
Withheld	512,721,974.39	5.798
TOTAL	8,843,127,017.43	100.000

53 Semiannual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	8,330,466,345.57	94.203
Withheld	512,660,671.86	5.797
TOTAL	8,843,127,017.43	100.000

William S. Stavropoulos
Affirmative	8,324,198,904.89	94.132
Withheld	518,928,112.54	5.868
TOTAL	8,843,127,017.43	100.000

Kenneth L. Wolfe
Affirmative	8,327,381,051.03	94.168
Withheld	515,745,966.40	5.832
TOTAL	8,843,127,017.43	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

54

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax Exempt Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund)

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Semiannual Report

56

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

57 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Semiannual Report 58

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

59 Semiannual Report

59

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 60

61 Semiannual Report

Semiannual Report

62

63 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

TFM-USAN-0606 1.784918.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 12, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 12, 2006